UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EXTENDED MARKET INDEX FUND - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EXTENDED MARKET INDEX FUND
SEPTEMBER 30, 2011

                                                                      (Form N-Q)

48416-1111                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT -- At September 30, 2011, the Fund's investment in the Series was $318,494,000, at value, representing 80.72% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of September 30, 2011:

Valuation Inputs                                        Investment in the Series
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                       $-
Level 2 - Other Significant Observable Inputs                        318,494,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
Total                                                               $318,494,000
--------------------------------------------------------------------------------

The Schedule of Investments of the Series follows.

================================================================================

USAA Extended Market Index Fund

================================================================================

SCHEDULE OF INVESTMENTS                      MASTER EXTENDED MARKET INDEX SERIES
   September 30, 2011 (Unaudited)    (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.3%
AAR Corp.                                                             6,591        $    109,872
Aerosonic Corp. (a)                                                     200                 524
AeroVironment, Inc. (a)                                               3,121              87,856
Alliant Techsystems, Inc.                                             5,724             312,015
American Defense Systems, Inc. (a)(b)                                13,400                 801
Applied Energetics, Inc. (a)                                         13,532               2,824
Arotech Corp. (a)                                                     4,742               7,066
Astronics Corp. (a)                                                   2,144              60,565
Astrotech Corp. (a)                                                   6,283               3,896
Aviation General, Inc. (a)                                            1,200                   -
BE Aerospace, Inc. (a)                                               15,884             525,919
CPI Aerostructures, Inc. (a)                                            325               3,091
Ceradyne, Inc. (a)                                                    4,244             114,121
Cubic Corp.                                                           2,738             106,974
Curtiss-Wright Corp.                                                  7,646             220,434
Ducommun, Inc. (a)                                                    1,600              23,968
Esterline Technologies Corp. (a)                                      5,002             259,304
Force Protection, Inc. (a)                                           12,326              47,455
GenCorp, Inc. (a)(b)                                                 10,483              47,069
Heico Corp., Class A                                                  6,055             203,811
Hexcel Corp. (a)(b)                                                  16,079             356,311
Huntington Ingalls Industries Inc. (a)                                7,489             182,207
Innovative Solutions & Support, Inc. (a)                              3,826              18,480
Kratos Defense & Security Solutions, Inc. (a)                         6,786              45,602
LMI Aerospace, Inc. (a)                                               1,982              33,813
Mantech International Corp., Class A                                  3,624             113,721
Moog, Inc., Class A (a)                                               6,757             220,413
Orbital Sciences Corp. (a)                                            9,694             124,083
RBC Bearings, Inc. (a)                                                3,652             124,132
Smith & Wesson Holding Corp. (a)                                     11,500              28,980
Spirit AeroSystems Holdings, Inc., Class A (a)                       19,380             309,111
Sturm Ruger & Co., Inc.                                               3,448              89,579
Taser International, Inc. (a)                                        11,646              50,194
Teledyne Technologies, Inc. (a)(b)                                    6,045             295,359
TransDigm Group, Inc. (a)                                             7,575             618,650
Triumph Group, Inc.                                                   6,391             311,497
VSE Corp.                                                               725              18,763
                                                                                   ------------
                                                                                      5,078,460
-----------------------------------------------------------------------------------------------
ALTERNATIVE ENERGY -- 0.1%
Amyris, Inc. (a)                                                      2,557              51,754
Ascent Solar Technologies, Inc. (a)(b)                                7,412               5,559
BioFuel Energy Corp. (a)                                              4,600                 864
DayStar Technologies, Inc. (a)                                        2,334                 452
Ener1, Inc. (a)                                                      19,611               2,687
Energy Conversion Devices, Inc. (a)(b)                               10,800               5,724
FuelCell Energy, Inc. (a)(b)                                         21,703              18,228
GT Advanced Technologies, Inc. (a)                                   20,798             146,002
Green Plains Renewable Energy (a)(b)                                  3,573              33,336
GreenHunter Energy, Inc. (a)                                          4,134               3,015
Hoku Corp. (a)(b)                                                     4,922               7,875
KiOR, Inc. (a)(b)                                                     1,145              23,747
Ocean Power Technologies, Inc. (a)                                    3,693              10,119
Pacific Ethanol, Inc. (a)(b)                                          4,744               1,371
Plug Power, Inc. (a)                                                  3,342               6,116
Rex American Resources Corp. (a)                                        220               3,714
STR Holdings, Inc. (a)                                                7,068              57,322
Solazyme, Inc. (a)                                                      617               5,929
SunPower Corp., Class A (a)(b)                                       12,448             100,704
SunPower Corp., Class B (a)(b)                                        3,173              23,322
Verenium Corp. (a)(b)                                                 5,936              14,187
Westinghouse Solar, Inc. (a)                                          4,371               3,366
                                                                                   ------------
                                                                                        525,393
-----------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS -- 2.0%
American Axle & Manufacturing Holdings, Inc. (a)                     11,113              84,792
Amerigon, Inc. (a)                                                    4,405              56,076
BorgWarner, Inc. (a)                                                 18,083           1,094,564
Cooper Tire & Rubber Co.                                             10,235             111,459
Dana Holding Corp. (a)(b)                                            24,361             255,791
Dorman Products, Inc. (a)                                             2,437              80,616
Exide Technologies (a)                                               12,409              49,636
Federal-Mogul Corp., Class A (a)                                      4,337              63,971
Fuel Systems Solutions, Inc. (a)                                      2,921              56,112
General Motors Co. (a)                                               95,620           1,929,612
Gentex Corp.                                                         23,745             571,067
LKQ Corp. (a)(b)                                                     24,453             590,785
Lear Corp.                                                           17,305             742,385
LoJack Corp. (a)                                                      4,784              15,165
Modine Manufacturing Co. (a)                                          8,108              73,459
Motorcar Parts of America, Inc. (a)                                     666               5,481
Quantum Fuel Systems Technologies Worldwide Inc. (a)                  2,934               7,335
Shiloh Industries, Inc. (a)                                           1,822              16,343
Standard Motor Products, Inc.                                         3,825              49,610
Stoneridge, Inc. (a)(b)                                               5,020              26,204
Strattec Security Corp.                                                 646              15,491
Superior Industries International, Inc.                               4,244              65,570
TRW Automotive Holdings Corp. (a)                                    17,132             560,730
Tenneco, Inc. (a)                                                    10,130             259,429
Tesla Motors Inc. (a)(b)                                              9,044             220,583
Titan International, Inc.                                             7,119             106,785
U.S. Auto Parts Network, Inc. (a)                                     4,873              24,706
Visteon Corp. (a)                                                     8,391             360,813
WABCO Holdings, Inc. (a)                                             11,288             427,364
                                                                                   ------------
                                                                                      7,921,934
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS
--------------------------------------------------------------------------------
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

MBIA   Municipal Bond Investors Assurance (National Public Finance Guaranty
       Corp.)

MSCI   Morgan Stanley Capital International

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         1

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
BANKS -- 4.7%
1st Source Corp.                                                      2,367        $     49,305
1st United BanCorp., Inc. (a)                                         6,494              32,015
Abington Bancorp, Inc.                                                3,855              27,756
Alliance Financial Corp.                                              1,139              31,949
Ameriana Bancorp                                                        200                 750
American National Bankshares, Inc.                                    1,719              31,114
Ameris Bancorp (a)                                                    4,892              42,609
Ames National Corp.                                                   1,637              25,586
Anchor Bancorp Wisconsin, Inc. (a)(b)                                 3,004               1,592
Arrow Financial Corp.                                                 2,324              51,702
Associated Banc-Corp.                                                28,144             261,739
Astoria Financial Corp.                                              14,409             110,805
Atlantic Coast Financial Corp. (a)                                      451                 907
BCB Bancorp, Inc.                                                     2,636              23,961
BCSB Bancorp, Inc. (a)                                                  631               7,414
BOK Financial Corp.                                                   4,242             198,907
Bancfirst Corp.                                                       1,203              39,891
Bancorp of New Jersey, Inc. (a)                                       1,300              12,363
Bancorp Rhode Island, Inc.                                              920              38,999
BancorpSouth, Inc.                                                   12,249             107,546
BancTrust Financial Group, Inc. (a)                                   6,004              14,109
Bank Mutual Corp.                                                     7,997              20,872
Bank of Granite Corp. (a)                                             2,778               1,889
Bank of Hawaii Corp.                                                  7,925             288,470
Bank of Kentucky Financial Corp.                                        506              10,252
Bank of Marin Bancorp                                                 1,252              41,366
Bank of the Ozarks, Inc.                                              4,852             101,552
BankAtlantic Bancorp, Inc. (a)                                        7,368               4,494
BankFinancial Corp.                                                   4,044              26,852
BankUnited Inc.                                                       6,369             132,220
Banner Corp.                                                          3,038              38,856
Bar Harbor Bankshares                                                 1,253              34,783
Beneficial Mutual Bancorp, Inc. (a)                                   7,156              53,312
Berkshire Bancorp, Inc.                                                 733               4,743
Berkshire Hills Bancorp, Inc.                                         4,245              78,405
BofI Holding, Inc. (a)(b)                                             2,083              28,037
Boston Private Financial Holdings, Inc.                              13,200              77,616
Bridge Bancorp, Inc.                                                  1,839              33,654
Bridge Capital Holdings (a)                                             375               3,773
Brookline Bancorp, Inc.                                               8,252              63,623
Bryn Mawr Bank Corp.                                                  2,035              33,720
The Bancorp, Inc. (a)                                                 6,330              45,323
CFS Bancorp, Inc.                                                     2,109               9,153
CNB Financial Corp.                                                   1,208              15,487
CVB Financial Corp.                                                  15,636             120,241
California First National Bancorp                                       841              12,876
Camco Financial Corp. (a)                                               894               1,064
Camden National Corp.                                                 1,509              41,090
Cape Bancorp, Inc. (a)                                                3,852              27,234
Capital Bank Corp. (a)                                                4,434               9,223
Capital City Bank Group, Inc.                                         2,411              25,074
CapitalSource, Inc.                                                  51,661             317,199
Capitol Federal Financial Inc.                                       27,576             291,203
Cardinal Financial Corp.                                              5,642              48,634
Cascade Bancorp (b)                                                   3,749              21,857
Cathay General Bancorp                                               13,266             150,967
Center Bancorp, Inc.                                                  3,465              33,437
Center Financial Corp. (a)                                            7,776              36,469
Centerstate Banks, Inc.                                               4,930              25,784
Central Pacific Financial Corp. (a)                                     565               5,831
Century Bancorp, Inc., Class A                                          900              20,898
Chemical Financial Corp.                                              4,028              61,669
Chicopee Bancorp, Inc. (a)                                            2,635              35,177
Citizens & Northern Corp.                                             2,412              35,842
Citizens Republic Bancorp, Inc. (a)                                   6,978              48,288
Citizens South Banking Corp.                                          3,414              14,134
City Holding Co.                                                      2,834              76,490
City National Corp.                                                   7,989             301,665
Clifton Savings Bancorp, Inc.                                         2,937              26,903
CoBiz Financial, Inc.                                                 7,154              31,978
Colony Bankcorp, Inc. (a)                                               750               1,973
Columbia Banking System, Inc.                                         6,773              96,989
Comerica, Inc.                                                           --                  --
Commerce Bancshares, Inc.                                            12,869             447,198
Community Bank System, Inc.                                           6,289             142,697
Community Trust Bancorp, Inc.                                         2,351              54,755
Cullen/Frost Bankers, Inc.                                            9,672             443,558
Dime Community Bancshares, Inc.                                       5,556              56,282
Doral Financial Corp. (a)                                            20,384              22,219
ESB Financial Corp.                                                   2,553              27,981
ESSA Bancorp, Inc.                                                    2,897              30,447
Eagle Bancorp, Inc. (a)                                               3,781              44,502
East-West Bancorp, Inc.                                              24,564             366,249
Eastern Virginia Bankshares, Inc. (a)                                 2,156               5,023
Encore Bancshares, Inc. (a)                                           2,643              28,174
Enterprise Bancorp, Inc.                                                572               7,053
Enterprise Financial Services Corp.                                   3,362              45,690
F.N.B. Corp.                                                         20,087             172,146
FNB United Corp. (a)                                                  2,022                 607
Farmers Capital Bank Corp. (a)                                        1,981               8,815
Fidelity Southern Corp.                                                 497               3,231
Financial Institutions, Inc.                                          2,463              35,122
First Bancorp                                                         3,527                  --
First Bancorp, Inc.                                                   2,286              28,781
First Bancorp, North Carolina                                         2,932              29,437
First Bancorp, Pureto Rico (a)                                        3,527               9,876
First Busey Corp.                                                    14,574              63,397
First California Financial Group, Inc. (a)                            2,688               8,091
First Citizens Banc Corp. (a)                                         1,258               4,441
First Citizens BancShares, Inc., Class A                                904             129,760
First Commonwealth Financial Corp.                                   15,818              58,527
First Community Bancshares, Inc.                                      2,710              27,642
First Connecticut Bancorp Inc/Farmington (a)                          1,763              19,957
First Defiance Financial Corp. (a)                                    2,306              30,900
First Federal Bancshares of Arkansas, Inc. (a)                        1,387               7,698
First Financial Bancorp                                               9,684             133,639
First Financial Bankshares, Inc.                                      7,934             207,553
First Financial Corp.                                                 2,062              56,726
First Financial Holdings, Inc.                                        2,852              11,437
First Financial Northwest, Inc. (a)                                   3,633              20,417
First Financial Service Corp. (a)                                       358                 501
First Interstate Bancsystem, Inc.                                     1,401              15,005
First M&F Corp.                                                       1,106               3,495
First Merchants Corp.                                                 4,483              31,605

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         2

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
First Midwest Bancorp, Inc.                                          12,426        $    90,958
First Niagara Financial Group, Inc.                                  50,381            460,986
The First of Long Island Corp.                                        1,694             38,386
First Pactrust Bancorp, Inc.                                            811              9,189
First Place Financial Corp. (a)                                       4,526              4,073
First Republic Bank/San Francisco (a)                                13,165            304,901
First Security Group, Inc. (a)                                          107                230
First South Bancorp, Inc. (a)                                         1,978              7,160
First United Corp. (a)                                                1,435              5,381
FirstMerit Corp.                                                     17,468            198,436
Flagstar BanCorp., Inc. (a)                                          33,167             16,249
Flushing Financial Corp.                                              5,275             56,970
Fox Chase BanCorp., Inc.                                              3,616             45,851
Franklin Financial Corp. (a)                                            883              9,748
Fulton Financial Corp.                                               31,569            241,503
German American Bancorp, Inc.                                         2,973             47,925
Glacier Bancorp, Inc.                                                11,867            111,194
Great Southern Bancorp, Inc.                                          1,675             28,107
Greene County Bancshares, Inc. (a)(b)                                 3,466              4,402
Guaranty Bancorp (a)                                                 14,486             17,383
HMN Financial, Inc. (a)                                               1,094              2,079
Hampton Roads Bankshares, Inc. (a)(b)                                 4,619             21,709
Hancock Holding Co.                                                   7,889            211,267
Hanmi Financial Corp. (a)                                            28,140             23,356
Hawthorn Bancshares, Inc.                                               743              5,372
Heartland Financial USA, Inc.                                         2,536             35,960
Heritage Commerce Corp. (a)                                           6,580             25,333
Heritage Financial Corp.                                              3,381             37,326
Home Bancorp, Inc. (a)                                                2,533             36,855
Home Bancshares, Inc.                                                 4,451             94,450
Home Federal Bancorp, Inc.                                            3,239             25,329
Horizon Bancorp                                                         127              3,360
Hudson Valley Holding Corp.                                           2,552             44,481
IBERIABANK Corp.                                                      4,803            226,029
Independent Bank Corp.                                                3,658             79,525
Independent Bank Corp./MI (a)                                         3,528              6,738
Indiana Community Bancorp                                             1,336             19,773
International Bancshares Corp.                                        9,170            120,586
Intervest Bancshares Corp. (a)                                        4,058             10,875
Investors Bancorp, Inc. (a)                                           8,184            103,364
Jefferson Bancshares, Inc. (a)                                        2,346              6,311
Kearny Financial Corp.                                                3,804             33,627
Lakeland Bancorp, Inc.                                                4,853             37,950
Lakeland Financial Corp.                                              2,787             57,579
Legacy Bancorp                                                        2,174                326
Louisiana Bancorp, Inc. (a)                                           1,961             31,043
MB Financial, Inc.                                                    8,787            129,345
Macatawa Bank Corp. (a)                                               5,523             14,912
MainSource Financial Group, Inc.                                      3,968             34,601
Mercantile Bank Corp. (a)                                             2,218             17,278
Merchants Bancshares, Inc.                                            1,496             40,063
Metro Bancorp, Inc. (a)                                               2,754             23,822
Mid Penn Bancorp, Inc.                                                  521              4,590
Midsouth Bancorp, Inc.                                                  448              4,816
MidwestOne Financial Group, Inc.                                      2,075             29,756
MutualFirst Financial, Inc.                                           1,617             11,966
NASB Financial, Inc. (a)                                                717              7,220
NBT Bancorp, Inc.                                                     5,736            106,804
Nara Bancorp, Inc. (a)                                                6,430             39,030
National Bankshares, Inc.                                             1,690             40,780
National Penn Bancshares, Inc.                                       21,466            150,477
New York Community Bancorp, Inc.                                     72,722            865,392
Newbridge Bancorp (a)                                                 4,304             16,570
North Valley Bancorp (a)                                              1,108             10,415
Northern States Financial Corp. (a)                                     300                240
Northfield Bancorp, Inc.                                              4,227             55,965
Northrim BanCorp, Inc.                                                  252              4,876
Northwest Bancshares, Inc.                                           15,844            188,702
Norwood Financial Corp.                                                 543             13,195
OceanFirst Financial Corp.                                            3,005             35,068
Ohio Valley Banc Corp.                                                1,254             21,268
Old National Bancorp                                                 15,443            143,929
Old Second Bancorp, Inc. (a)                                          7,288              9,183
OmniAmerican Bancorp, Inc. (a)                                          309              4,218
Oriental Financial Group                                              7,760             75,039
Oritani Financial Corp.                                               7,699             99,009
Orrstown Financial Service, Inc.                                      1,619             20,804
PVF Capital Corp. (a)                                                 7,144             12,073
Pacific Capital Bancorp NA (a)                                        1,026             26,184
Pacific Continental Corp.                                             4,058             28,771
PacWest Bancorp                                                       5,585             77,855
Park National Corp.                                                   2,183            115,437
Park Sterling Corp. (a)                                               1,483              5,072
Parkvale Financial Corp.                                              1,464             26,864
Peapack-Gladstone Financial Corp.                                     2,277             22,952
Penns Woods Bancorp, Inc.                                             1,257             41,167
Peoples Bancorp of North Carolina, Inc.                               1,383              6,472
Peoples Bancorp, Inc.                                                 1,744             19,184
Peoples Financial Corp.                                               1,245             13,197
Pinnacle Financial Partners, Inc. (a)                                 6,158             67,369
Popular, Inc. (a)                                                   165,953            248,929
Porter Bancorp, Inc.                                                  1,044              4,051
Preferred Bank (a)                                                    2,844             22,581
Premierwest Bancop (a)                                                5,254              4,729
PrivateBancorp, Inc.                                                 10,438             78,494
Prosperity Bancshares, Inc.                                           7,672            250,721
Provident Financial Holdings, Inc.                                    2,671             23,345
Provident Financial Services, Inc.                                    9,325            100,244
Provident New York Bancorp                                            6,541             38,069
Prudential Bancorp, Inc. of Pennsylvania (b)                          1,400              7,210
Pulaski Financial Corp.                                               2,833             18,669
Renasant Corp.                                                        4,249             54,090
Republic Bancorp, Inc., Class A                                       1,698             30,072
Republic First Bancorp, Inc. (a)                                      7,427             11,660
Riverview Bancorp, Inc. (a)                                           7,170             17,710
Rockville Financial Inc.                                              3,528             33,445
Rodman & Renshaw Capital Group, Inc. (a)                              7,747              8,522
Roma Financial Corp.                                                  2,478             20,196

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         3

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONCLUDED)
Royal Bancshares of Pennsylvania, Class A (a)                         1,265        $      1,202
S&T Bancorp, Inc.                                                     4,555              73,609
SCBT Financial Corp.                                                  2,395              59,109
SVB Financial Group (a)                                               7,137             264,069
SY Bancorp, Inc.                                                      2,535              47,202
Sandy Spring Bancorp, Inc.                                            4,309              63,041
Savannah Bancorp, Inc. (a)                                            1,995              11,990
Seacoast Banking Corp. of Florida (a)                                19,078              28,045
Shore Bancshares, Inc.                                                1,795               7,808
Sierra Bancorp                                                        3,011              27,551
Signature Bank (a)                                                    6,894             329,051
Simmons First National Corp., Class A                                 2,672              57,982
Southside Bancshares, Inc.                                            3,130              56,371
Southwest Bancorp, Inc. (a)                                           3,543              14,951
State Bancorp, Inc.                                                   3,131              33,095
State Bank Financial Corp. (a)                                        4,479              56,525
StellarOne Corp.                                                      3,948              39,283
Sterling Bancorp                                                      6,121              44,438
Sterling Financial Corp. (a)                                          4,770              59,053
Suffolk Bancorp (a)                                                   1,613              13,420
Summit Financial Group, Inc. (a)                                        785               2,112
Sun Bancorp, Inc. (a)                                                15,238              40,381
Susquehanna Bancshares, Inc.                                         21,082             115,319
Synovus Financial Corp.                                              99,700             106,679
TCF Financial Corp.                                                  24,763             226,829
TF Financial Corp.                                                      824              15,804
TFS Financial Corp. (a)                                              15,437             125,503
Taylor Capital Group, Inc. (a)                                          492               3,159
Teche Holding Co.                                                       787              23,201
Territorial BanCorp., Inc.                                              408               7,813
Texas Capital Bancshares, Inc. (a)                                    6,540             149,439
Tompkins Trustco, Inc.                                                1,763              63,080
Tower Bancorp, Inc.                                                   2,359              49,397
Towne Bank                                                            4,830              54,917
Trico Bancshares                                                      2,651              32,528
TrustCo Bank Corp. NY                                                15,480              69,041
Trustmark Corp.                                                       9,059             164,421
UMB Financial Corp.                                                   5,646             181,124
Umpqua Holdings Corp.                                                18,446             162,140
Union First Market Bankshares Corp.                                   3,754              40,243
United Bancorp, Inc.                                                  1,092               9,413
United Bankshares, Inc. (b)                                           6,861             137,837
United Community Banks, Inc. (a)                                      3,076              26,115
United Community Financial Corp. (a)                                  3,252               4,455
United Financial Bancorp, Inc.                                        3,218              44,054
United Security Bancshares                                            3,362              10,086
Univest Corp. of Pennsylvania                                         3,081              41,070
Valley National Bancorp                                              28,377             300,512
ViewPoint Financial Group                                             3,273              37,476
Virginia Commerce Bancorp (a)                                         5,760              33,811
WSFS Financial Corp.                                                  1,471              46,439
WVS Financial Corp.                                                     200               1,750
Washington Banking Co.                                                3,338              32,479
Washington Federal, Inc.                                             17,882             227,817
Washington Trust Bancorp, Inc.                                        2,661              52,635
Waterstone Financial, Inc. (a)                                        2,926               8,134
Wayne Savings Bancshares, Inc.                                          151               1,284
Webster Financial Corp.                                              12,129             185,574
WesBanco, Inc.                                                        4,118              71,283
West Bancorp., Inc.                                                   3,199              27,128
West Coast Bancorp (a)                                                2,828              39,592
Westamerica Bancorp.                                                  4,717             180,755
Western Alliance Bancorp (a)                                         14,471              79,301
Westfield Financial, Inc.                                             5,529              36,436
Wilshire Bancorp, Inc. (a)                                           10,809              29,617
Wintrust Financial Corp.                                              5,662             146,136
Yardkin Valley Financial Corp. (a)                                    4,319               7,170
                                                                                   ------------
                                                                                     18,413,880
-----------------------------------------------------------------------------------------------
BEVERAGES -- 0.3%
Boston Beer Co., Inc., Class A (a)(b)                                 1,576             114,575
Central European Distribution  Corp. (a)(b)                          10,191              71,439
Coca-Cola Bottling Co. Consolidated                                     825              45,755
Craft Brewers Alliance, Inc. (a)                                        533               2,990
Hansen Natural Corp. (a)                                             11,725           1,023,475
Jamba, Inc. (a)                                                      13,104              16,904
Jones Soda Co. (a)                                                   14,909              10,286
National Beverage Corp.                                               2,160              32,746
Primo Water Corp. (a)                                                 2,017              11,376
Reddy Ice Holdings, Inc. (a)                                          6,268               7,835
Willamette Valley Vineyards, Inc. (a)                                   971               2,874
                                                                                   ------------
                                                                                      1,340,255
-----------------------------------------------------------------------------------------------
CHEMICALS -- 2.5%
A. Schulman, Inc.                                                     4,922              83,625
Aceto Corp.                                                           4,672              24,715
Albemarle Corp.                                                      15,100             610,040
American Vanguard Corp.                                               4,546              50,733
Arch Chemicals, Inc.                                                  4,027             188,947
Ashland, Inc.                                                        11,717             517,188
Balchem Corp. (a)                                                     5,051             188,453
Cabot Corp.                                                           9,831             243,612
Calgon Carbon Corp. (a)                                               9,610             140,018
Cambrex Corp. (a)                                                     4,959              24,993
Celanese Corp., Series A                                             25,931             843,535
Chase Corp.                                                             297               3,193
Chemtura Corp. (a)                                                   15,910             159,577
Codexis, Inc. (a)                                                     3,097              14,153
Cytec Industries, Inc.                                                8,114             285,126
Ferro Corp. (a)                                                      14,402              88,572
FutureFuel Corp.                                                      1,220              12,688
Georgia Gulf Corp. (a)                                                5,640              78,001
H.B. Fuller Co.                                                       7,985             145,487
Hawkins, Inc.                                                         1,599              50,912
Huntsman Corp.                                                       32,212             311,490
Innophos Holdings, Inc.                                               3,566             142,176
Intrepid Potash, Inc. (a)                                             8,513             211,718
KMG Chemicals, Inc.                                                   1,621              19,971
Koppers Holdings, Inc.                                                3,496              89,533

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         4

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
CHEMICALS (CONCLUDED)
Kraton Performance Polymers, Inc. (a)                                 5,476        $     88,602
Kronos Worldwide, Inc.                                                3,504              56,344
LSB Industries, Inc. (a)                                              3,175              91,027
LyondellBasell Industries NV, Class A                                56,265           1,374,554
Metabolix, Inc. (a)                                                   5,675              24,857
Minerals Technologies, Inc.                                           3,020             148,795
NL Industries, Inc.                                                   1,563              19,584
Nanophase Technologies Corp. (a)                                      7,817               5,316
NewMarket Corp.                                                       1,601             243,144
OM Group, Inc. (a)(b)                                                 5,079             131,902
Olin Corp.                                                           11,735             211,347
Omnova Solutions, Inc. (a)                                            7,724              27,652
Penford Corp. (a)                                                     2,220              11,411
PolyOne Corp.                                                        15,653             167,644
Polypore International, Inc. (a)                                      6,626             374,502
Quaker Chemical Corp.                                                 2,211              57,309
RPM International, Inc.                                              21,619             404,275
Rentech, Inc. (a)                                                    42,052              32,809
Rockwood Holdings, Inc. (a)                                          11,355             382,550
Senomyx, Inc. (a)                                                     7,495              26,307
Sensient Technologies Corp.                                           8,165             265,771
Solutia, Inc. (a)                                                    20,116             258,491
Spartech Corp. (a)                                                    5,310              16,992
Stepan Co.                                                            1,274              85,587
TOR Minerals International, Inc. (a)                                    625               7,431
TPC Group, Inc. (a)                                                   2,158              43,333
Tredegar Corp.                                                        3,677              54,530
Valhi, Inc.                                                           1,030              55,795
W.R. Grace & Co. (a)                                                 10,132             337,396
Westlake Chemical Corp.                                               3,239             111,033
Zagg, Inc. (a)                                                        3,813              37,825
Zep, Inc.                                                             3,799              57,061
Zoltek Cos., Inc. (a)                                                 5,138              33,037
                                                                                   ------------
                                                                                      9,772,669
-----------------------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS -- 1.8%
A.O. Smith Corp.                                                      6,019             192,789
Aaon, Inc.                                                            3,549              55,897
Aecom Technology Corp. (a)(b)                                        17,115             302,422
Acuity Brands, Inc.                                                   7,107             256,136
Ameresco, Inc. (a)                                                    1,753              17,810
American Biltrite, Inc. (a)                                             546               3,205
American DG Energy, Inc. (a)(b)                                       8,661              11,519
American Woodmark Corp. (a)                                           1,816              21,992
Ameron International Corp.                                            1,422             120,785
Apogee Enterprises, Inc.                                              4,846              41,627
Argan, Inc. (a)                                                       2,152              21,907
Armstrong World Industries, Inc. (a)                                  3,214             110,690
Baran Group Ltd. (a)                                                    102                 587
BlueLinx Holdings, Inc. (a)                                           4,661               6,758
Builders FirstSource, Inc. (a)                                        9,238              11,732
EMCOR Group, Inc. (a)(b)                                             10,913             221,861
Eagle Materials, Inc.                                                 7,301             121,562
Generac Holdings, Inc. (a)                                            4,680              88,031
Gibraltar Industries, Inc. (a)                                        5,481              44,506
Granite Construction, Inc.                                            5,624             105,562
Great Lakes Dredge & Dock Corp.                                       9,934              40,431
Griffon Corp. (a)                                                     8,427              68,933
Headwaters, Inc. (a)                                                 11,369              16,371
Hill International, Inc. (a)(b)                                       5,422              25,375
Insituform Technologies, Inc., Class A (a)                            6,605              76,486
Insteel Industries, Inc.                                              3,006              30,270
Integrated Electrical Services, Inc. (a)                              1,500               3,105
KBR, Inc.                                                            24,839             586,946
L.B. Foster Co., Class A                                              1,797              39,947
Layne Christensen Co. (a)                                             3,332              76,969
Lennox International, Inc.                                            8,100             208,818
Louisiana-Pacific Corp. (a)(b)                                       21,776             111,058
MDU Resources Group, Inc.                                            28,222             541,580
MYR Group, Inc. (a)                                                   3,752              66,185
Martin Marietta Materials, Inc.                                       7,432             469,851
Mastec, Inc. (a)(b)                                                   9,971             175,589
Mueller Water Products, Inc., Series A                               25,100              62,248
NCI Building Systems, Inc. (a)                                        3,847              29,083
Northwest Pipe Co. (a)                                                1,916              38,876
Omega Flex, Inc. (a)                                                  1,166              15,508
Orion Marine Group, Inc. (a)                                          4,913              28,348
Owens Corning, Inc. (a)                                              19,156             415,302
PGT, Inc. (a)                                                         6,216               7,770
Pike Electric Corp. (a)                                               3,391              22,957
Primoris Services Corp.                                               3,041              31,809
Quanex Building Products Corp.                                        6,250              68,438
Shaw Group, Inc. (a)(b)                                              13,130             285,446
Simpson Manufacturing Co., Inc.                                       6,598             164,488
Sterling Construction Co., Inc. (a)                                   3,018              33,711
TRC Cos., Inc. (a)                                                    4,859              14,626
Texas Industries, Inc. (b)                                            3,986             126,516
Thermon Group Holdings, Inc. (a)                                      1,091              15,078
Trex Co., Inc. (a)(b)                                                 2,608              41,806
Tutor Perini Corp.                                                    5,210              59,863
USG Corp. (a)                                                        11,156              75,080
Universal Forest Products, Inc.                                       2,952              70,996
Valmont Industries, Inc.                                              3,787             295,159
Valspar Corp.                                                        14,403             449,518
Watsco, Inc.                                                          4,143             211,707
Watts Water Technologies, Inc., Class A                               4,523             120,538
                                                                                   ------------
                                                                                      6,980,163
-----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
Summit Financial Group, Inc.                                            785                  --
-----------------------------------------------------------------------------------------------
ELECTRICITY -- 2.3%
ALLETE, Inc.                                                          5,006             183,370
Alliant Energy Corp.                                                 18,393             711,441
Black Hills Corp.                                                     6,169             189,018
CH Energy Group, Inc.                                                 2,674             139,503
Calpine Corp. (a)                                                    59,572             838,774
Central Vermont Public Service Corp.                                  2,296              80,842
Cleco Corp.                                                           9,852             336,347
Covanta Holding Corp.                                                21,008             319,112

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         5

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
ELECTRICITY (CONCLUDED)
DPL, Inc.                                                            19,736        $    594,843
Dynegy, Inc. (a)(b)                                                  17,665              72,780
El Paso Electric Co.                                                  7,496             240,547
The Empire District Electric Co.                                      6,961             134,904
GenOn Energy, Inc. (a)                                              124,972             347,422
Great Plains Energy, Inc.                                            22,495             434,154
Hawaiian Electric Industries, Inc.                                   15,826             384,255
IDACORP, Inc.                                                         7,915             299,029
ITC Holdings Corp.                                                    8,596             665,588
MGE Energy, Inc.                                                      3,824             155,522
NSTAR                                                                17,206             771,001
NV Energy, Inc.                                                      38,689             569,115
NorthWestern Corp.                                                    5,795             185,092
Ormat Technologies, Inc. (b)                                          2,844              45,732
Portland General Electric Co.                                        12,173             288,378
UIL Holdings Corp.                                                    8,422             277,337
US Geothermal, Inc. (a)(b)                                           23,727              10,914
Unisource Energy Corp.                                                5,967             215,349
Unitil Corp.                                                          2,477              63,609
Westar Energy, Inc.                                                  19,427             513,261
                                                                                   ------------
                                                                                      9,067,239
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT -- 3.1%
Ametek, Inc.                                                         26,437             871,628
API Technologies Corp. (a)                                            1,650               6,518
AVX Corp.                                                             7,802              92,610
AZZ, Inc.                                                             2,168              84,053
A123 Systems, Inc. (a)(b)                                            16,751              57,623
Active Power, Inc. (a)                                               16,856              21,744
Adept Technology, Inc. (a)                                            3,276              10,647
Advanced Battery Technologies, Inc. (a)(b)                           12,176              12,298
Aeroflex Holding Corp. (a)                                            2,131              19,392
Allied Motion Technologies, Inc.                                      2,067              10,252
Altair Nanotechnologies, Inc. (a)                                     6,009               8,052
American Science & Engineering, Inc.                                  1,500              91,575
American Superconductor Corp. (a)(b)                                  7,545              29,652
Anaren, Inc. (a)                                                      2,673              51,188
Anixter International, Inc.                                           4,858             230,464
Arrow Electronics, Inc. (a)                                          19,065             529,626
Avnet, Inc. (a)(b)                                                   25,078             654,034
Badger Meter, Inc.                                                    2,484              71,862
Ballantyne Strong, Inc. (a)                                             896               2,760
Beacon Power Corp. (a)(b)                                             8,031               4,096
Bel Fuse, Inc.                                                        2,196              34,236
Belden, Inc.                                                          7,586             195,643
Benchmark Electronics, Inc. (a)                                       9,515             123,790
Brady Corp.                                                           7,550             199,546
CTS Corp.                                                             5,440              44,227
Capstone Turbine Corp. (a)(b)                                        43,395              43,395
Checkpoint Systems, Inc. (a)                                          6,664              90,497
Cognex Corp.                                                          6,209             168,326
Coherent, Inc. (a)                                                    4,194             180,174
Coleman Cable, Inc. (a)                                               3,080              26,057
Comverge, Inc. (a)                                                    5,911              10,876
Cyberoptics Corp. (a)                                                 1,738              13,730
DDi Corp.                                                             2,695              19,512
Daktronics, Inc.                                                      6,767              58,061
ESCO Technologies, Inc.                                               4,246             108,273
Echelon Corp. (a)                                                     6,281              44,030
Electro Rent Corp.                                                    3,085              42,604
Electro Scientific Industries, Inc. (a)                               4,083              48,547
Encore Wire Corp.                                                     3,160              65,033
EnerNOC, Inc. (a)(b)                                                  3,217              28,953
EnerSys (a)                                                           7,948             159,119
Faro Technologies, Inc. (a)                                           2,593              81,809
FEI Co. (a)                                                           6,331             189,677
Fabrinet (a)                                                          2,669              49,910
General Cable Corp. (a)                                               8,518             198,895
GrafTech International Ltd. (a)                                      21,713             275,755
Greatbatch, Inc. (a)                                                  3,893              77,899
Houston Wire & Cable Co.                                              3,027              34,780
Hubbell, Inc., Class B                                                9,195             455,520
II-VI, Inc. (a)                                                       8,646             151,305
IPG Photonics Corp. (a)(b)                                            4,490             195,046
Intevac, Inc. (a)                                                     4,134              28,897
IntriCon Corp. (a)                                                      747               2,293
Itron, Inc. (a)                                                       6,539             192,900
Kemet Corp. (a)                                                       6,516              46,589
LSI Industries, Inc.                                                  3,673              22,883
Landauer, Inc.                                                        1,621              80,304
LeCroy Corp. (a)                                                      3,281              25,920
Lightpath Technologies, Inc., Class A (a)                             3,924               5,651
Lime Energy Co. (a)                                                   5,330              16,736
Littelfuse, Inc.                                                      3,781             152,034
MTS Systems Corp.                                                     2,547              78,040
Magnetek, Inc. (a)                                                    8,829               8,123
Maxwell Technologies, Inc. (a)                                        4,977              91,627
Measurement Specialties, Inc. (a)                                     2,439              63,316
Methode Electronics, Inc.                                             6,159              45,761
Mettler-Toledo International, Inc. (a)                                5,294             740,948
Microvision, Inc. (a)(b)                                             18,908              12,859
Multi-Fineline Electronix, Inc. (a)                                   1,649              32,881
Napco Security Technologies, Inc. (a)                                 5,283              12,098
NVE Corp. (a)                                                           976              59,204
National Instruments Corp.                                           15,432             352,776
Newport Corp. (a)                                                     6,461              69,843
OSI Systems, Inc. (a)                                                 3,290             110,281
Orion Energy Systems, Inc. (a)                                        4,271              11,318
Parametric Sound Corp. (a)                                            2,484               1,863
Park Electrochemical Corp.                                            3,251              69,474
Planar Systems, Inc. (a)                                              5,103              10,206
Plexus Corp. (a)(b)                                                   6,151             139,136
Powell Industries, Inc. (a)                                           1,619              50,140
Power-One, Inc. (a)                                                   9,903              44,563
Powerwave Technologies, Inc. (a)(b)                                  28,511              49,039
Pulse Electronics Corp.                                               7,925              22,666
Regal-Beloit Corp.                                                    6,180             280,448
Research Frontiers, Inc. (a)                                          4,844              18,310

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         6

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONCLUDED)
Richardson Electronics Ltd.                                           2,507        $     34,120
Rofin-Sinar Technologies, Inc. (a)                                    4,703              90,298
Rogers Corp. (a)                                                      2,703             105,768
Rubicon Technology, Inc. (a)(b)                                       3,104              33,927
SL Industries, Inc. (a)                                                 182               3,067
Sanmina-SCI Corp. (a)                                                12,943              86,459
SatCon Technology Corp. (a)(b)                                       18,389              17,470
Servotronics, Inc.                                                      400               3,416
Sigmatron International, Inc. (a)                                     1,200               3,972
Synthesis Energy Systems, Inc. (a)(b)                                 9,064              15,681
TTM Technologies, Inc. (a)                                            8,760              83,308
Thomas & Betts Corp. (a)                                              8,668             345,940
Trimble Navigation Ltd. (a)(b)                                       20,106             674,556
UQM Technologies Inc. (a)                                             8,858              14,793
Ultralife Batteries, Inc. (a)                                         2,906              14,501
Universal Display Corp. (a)                                           6,574             315,158
Valence Technology, Inc. (a)                                         21,062              21,904
Veeco Instruments, Inc. (a)                                           6,689             163,212
Viasystems Group, Inc. (a)                                              886              15,585
Vicor Corp.                                                           3,467              30,336
Vishay Intertechnology, Inc. (a)                                     24,778             207,144
Vishay Precision Group, Inc. (a)                                      2,349              30,960
WESCO International, Inc. (a)                                         7,025             235,689
X-Rite, Inc. (a)                                                      5,658              21,104
Zebra Technologies Corp., Class A (a)                                 9,049             279,976
Zygo Corp. (a)                                                        3,051              35,270
eMagin Corp. (a)                                                      4,486              11,798
                                                                                   ------------
                                                                                     12,119,838
-----------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
Dresser-Rand Group, Inc. (a)                                         13,538             548,695
Dril-Quip, Inc. (a)                                                   5,720             308,365
Gerber Scientific, Inc. (a)                                           4,467                  45
Magnum Hunter Resources (a)                                           1,481                  --
Tesco Corp. (a)                                                       5,747              66,665
                                                                                   ------------
                                                                                        923,770
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.7%
Advance America, Cash Advance Centers, Inc.                           8,823              64,937
Affiliated Managers Group, Inc. (a)                                   8,505             663,815
Ampal-American Israel Corp., Class A (a)(b)                           8,512               2,894
Artio Global Investors, Inc.                                          7,432              59,159
Asset Acceptance Capital Corp. (a)                                    3,542              11,937
Asta Funding, Inc.                                                    2,576              20,891
BGC Partners, Inc.                                                   11,207              67,578
CBOE Holdings, Inc.                                                  14,955             365,949
CIFC Deerfield Corp. (a)                                              1,961               8,491
CIT Group, Inc. (a)                                                  32,990           1,001,906
Calamos Asset Management, Inc., Class A                               3,748              37,517
Cash America International, Inc.                                      5,068             259,279
Cohen & Steers, Inc. (b)                                              3,685             105,944
Compass Diversified Holdings                                          4,826              58,781
CompuCredit Holdings Corp. (a)                                        3,485               9,723
Cowen Group, Inc., Class A (a)                                       13,757              37,281
Credit Acceptance Corp. (a)                                           1,050              67,578
DFC Global Corp. (a)                                                  7,627             166,650
Diamond Hill Investments Group                                          719              49,891
Duff & Phelps Corp.                                                   4,437              47,298
Eaton Vance Corp.                                                    19,817             441,325
Edelman Financial Group, Inc.                                         4,865              31,428
Encore Capital Group, Inc. (a)                                        2,721              59,454
Epoch Holding Corp.                                                   3,261              44,252
Evercore Partners, Inc., Class A                                      4,334              98,815
Ezcorp, Inc. (a)                                                      7,984             227,863
FBR Capital Markets Corp. (a)                                        11,383              27,092
FXCM Inc.                                                             1,836              25,741
Federal Agricultural Mortgage Corp., Class B                          1,772              33,721
Fidelity National Financial, Inc.                                    36,695             557,030
Financial Engines, Inc. (a)                                           6,818             123,474
First Cash Financial Services, Inc. (a)(b)                            5,129             215,162
The First Marblehead Corp. (a)                                       15,001              15,301
GAMCO Investors, Inc., Class A                                          700              27,573
GFI Group, Inc.                                                      11,040              44,381
Gleacher & Co, Inc. (a)                                              15,007              17,858
Green Dot Corp., Class A (a)                                          3,054              95,651
Greenhill & Co., Inc.                                                 5,003             143,036
Imperial Holdings, Inc. (a)                                           1,369               3,286
Institutional Financial Mark                                          2,236               4,248
Interactive Brokers Group, Inc., Class A                              6,131              85,405
International FCStone Inc. (a)                                        2,688              55,803
Intersections, Inc.                                                   2,075              26,664
Investment Technology Group, Inc. (a)                                 7,032              68,843
JMP Group, Inc.                                                       3,972              23,077
Jefferies Group, Inc.                                                23,366             289,972
KBW, Inc.                                                             5,483              75,611
Knight Capital Group, Inc., Class A (a)(b)                           16,651             202,476
LPL Investment Holdings, Inc. (a)                                     6,673             169,628
Ladenburg Thalmann Financial Services, Inc. (a)                      24,841              38,504
MF Global Holdings Ltd. (a)                                          27,380             113,079
MGIC Investment Corp. (a)                                            31,150              58,251
MSCI, Inc. (a)                                                       19,966             605,569
MarketAxess Holdings, Inc.                                            5,027             130,803
Marlin Business Services, Inc. (a)                                    1,719              18,221
Medallion Financial Corp.                                             3,915              36,410
Merriman Holdings, Inc. (a)                                           1,387               2,427
MicroFinancial, Inc.                                                  3,564              19,958
MoneyGram International, Inc. (a)                                    15,951              37,166
National Financial Partners Corp. (a)                                 7,512              82,181
Nelnet, Inc., Class A                                                 4,511              84,717
Netspend Holdings, Inc. (a)                                           3,841              19,743
NewStar Financial, Inc. (a)                                           6,154              57,478
Ocwen Financial Corp. (a)                                            12,989             171,585
Oppenheimer Holdings, Inc.                                              863              13,843
The PMI Group, Inc. (a)                                              25,781               5,156

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         7

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES (CONCLUDED)
Penson Worldwide, Inc. (a)(b)                                         3,976        $      5,765
Pico Holdings, Inc. (a)                                               4,118              84,460
Piper Jaffray Cos. (a)                                                3,211              57,573
Portfolio Recovery Associates, Inc. (a)                               2,975             185,105
Primus Guaranty Ltd. (a)(b)                                           5,022              26,466
Pzena Investment Management, Inc., Class A                            2,700               8,856
Radian Group, Inc.                                                   22,710              49,735
Raymond James Financial, Inc.                                        16,690             433,272
Resource America, Inc., Class A                                       4,404              19,862
SEI Investments Co.                                                  25,243             388,237
SWS Group, Inc. (b)                                                   5,423              25,434
Safeguard Scientifics, Inc. (a)                                       4,074              61,110
Stewart Information Services Corp.                                    3,032              26,803
Stifel Financial Corp. (a)                                            9,081             241,191
Student Loan Corp.                                                    1,182               2,955
TD Ameritrade Holding Corp.                                          38,094             560,172
Tree.com, Inc. (a)                                                    2,350              11,750
U.S. Global Investors, Inc.                                           3,375              22,883
Virtus Investment Partners, Inc. (a)                                  1,254              67,239
Waddell & Reed Financial, Inc., Class A                              14,461             361,670
Walker & Dunlop, Inc. (a)                                               595               6,914
Westwood Holdings Group, Inc.                                         1,529              52,827
WisdomTree Investments, Inc. (a)(b)                                   6,269              44,008
World Acceptance Corp. (a)                                            2,794             156,324
                                                                                   ------------
                                                                                     10,737,371
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS -- 0.8%
8x8, Inc. (a)(b)                                                     12,255              49,878
AboveNet, Inc.                                                        3,714             199,070
Alaska Communications Systems Group, Inc. (b)                         8,219              53,917
Cbeyond Communications, Inc. (a)                                      5,389              38,046
Cincinnati Bell, Inc. (a)(b)                                         35,733             110,415
Consolidated Communications Holdings, Inc.                            4,442              80,178
Fairpoint Communications, Inc. (a)                                    4,314              18,550
General Communication, Inc., Class A (a)                              6,328              51,890
Global Crossing Ltd. (a)(b)                                           5,232             125,097
Hawaiian Telcom Holdco, Inc. (a)                                        583               8,127
HickoryTech Corp.                                                     2,992              28,783
IDT Corp., Class B                                                    2,815              57,426
Level 3 Communications, Inc. (a)                                    275,934             411,142
NET2000 Communications, Inc.                                            300                  --
PAETEC Holding Corp. (a)                                             22,537             119,221
Primus Telecommunications Escrow                                     29,100                  --
Primus Telecommunications Group Inc. (a)                              1,004              10,672
SureWest Communications                                               2,560              26,803
Virgin Media, Inc.                                                   51,577           1,255,900
Vonage Holdings Corp. (a)                                            23,296              60,570
Warwick Valley Telephone Co.                                          1,500              19,080
inContact, Inc. (a)                                                   3,847              13,272
TW Telecom, Inc. (a)(b)                                              25,075             414,239
                                                                                   ------------
                                                                                      3,152,276
-----------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS -- 0.6%
Arden Group, Inc., Class A                                              565              44,917
Casey's General Stores, Inc.                                          6,608             288,439
Chefs' Warehouse Holdings LLC (a)                                       722               8,491
Core-Mark Holdings Co., Inc.                                          1,857              56,880
Dairy Mart Convenience Stores, Inc. (a)                                 500                  --
The Fresh Market, Inc. (a)                                            5,096             194,463
GNC Holdings, Inc. (a)                                                3,054              61,446
Ingles Markets, Inc., Class A                                         2,366              33,692
Nash Finch Co.                                                        1,850              49,820
Omnicare, Inc.                                                       19,029             483,907
The Pantry, Inc. (a)                                                  4,289              52,026
PetMed Express, Inc.                                                  3,898              35,082
Rite Aid Corp. (a)                                                  103,966             101,887
Ruddick Corp.                                                         7,246             282,522
Spartan Stores, Inc.                                                  3,779              58,499
United Natural Foods, Inc. (a)                                        7,568             280,319
Village Super Market, Inc., Class A                                   1,218              29,159
Vitamin Shoppe, Inc. (a)                                              4,290             160,618
Weis Markets, Inc.                                                    2,365              87,647
Winn-Dixie Stores, Inc. (a)                                           9,428              55,814
                                                                                   ------------
                                                                                      2,365,628
-----------------------------------------------------------------------------------------------
FOOD PRODUCERS -- 2.4%
Alico, Inc. (a)                                                       1,024              20,111
The Andersons, Inc.                                                   2,972             100,038
B&G Foods, Inc., Class A                                              8,166             136,209
Bridgford Foods Corp.                                                   768               7,127
Bunge Ltd.                                                           24,266           1,414,465
Cagles, Inc., Class A (a)                                               336               1,273
Cal-Maine Foods, Inc.                                                 2,322              72,980
Calavo Growers, Inc. (a)                                              2,424              49,740
Chiquita Brands International, Inc. (a)                               7,131              59,473
Coffee Holding Co., Inc.                                                166               1,245
Corn Products International, Inc.                                    12,549             492,423
Darling International, Inc. (a)                                      19,697             247,985
Diamond Foods, Inc. (b)                                               3,772             300,968
Dole Food Co., Inc. (a)                                               5,716              57,160
Farmer Bros. Co.                                                      1,222               6,733
Flowers Foods, Inc.                                                  22,788             443,454
Fresh Del Monte Produce, Inc.                                         6,289             145,905
Golden Enterprises, Inc.                                                941               3,181
Green Mountain Coffee Roasters, Inc. (a)                             19,990           1,857,871
Griffin Land & Nurseries, Inc.                                          713              18,310
HQ Sustainable Maritime Industries, Inc. (a)                          4,100                 287
Hain Celestial Group, Inc. (a)(b)                                     6,101             186,386
Harbinger Group, Inc. (a)                                             4,014              20,351
Herbalife Ltd.                                                       19,461           1,043,110
Imperial Sugar Co., New Shares                                        2,250              14,490
J&J Snack Foods Corp.                                                 2,374             114,071
John B. Sanfilippo & Son, Inc. (a)                                    1,610              12,848

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         8

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
FOOD PRODUCERS (CONCLUDED)
Lancaster Colony Corp.                                                3,258        $    198,771
Lifeway Foods, Inc. (a)(b)                                            2,124              22,663
Limoneira Co.                                                           792              11,310
MGP Ingredients, Inc.                                                 2,435              12,345
Mannatech, Inc. (a)                                                   3,100               1,674
Medifast, Inc. (a)                                                    2,746              44,348
Natures Sunshine Prods, Inc. (a)(b)                                   2,065              29,075
Nutraceutical International Corp. (a)                                 1,862              23,796
NutriSystem, Inc.                                                     4,464              54,059
Omega Protein Corp. (a)(b)                                            3,801              34,513
Overhill Farms, Inc. (a)                                                730               2,701
Pilgrims Pride Corp. (a)(b)                                           7,210              30,787
Ralcorp Holdings, Inc. (a)                                            9,057             694,762
Reliv International, Inc.                                             1,819               2,892
Rocky Mountain Chocolate Factory, Inc.                                2,103              17,960
Sanderson Farms, Inc. (b)                                             3,361             159,648
Schiff Nutrition International, Inc. (a)                              2,416              26,769
Seaboard Corp.                                                           57             102,713
Seneca Foods Corp. (a)                                                2,000              39,600
Smart Balance, Inc. (a)                                              11,700              69,030
Smithfield Foods, Inc. (a)                                           25,320             493,740
Snyders-Lance, Inc.                                                  10,390             216,631
Tootsie Roll Industries, Inc.                                         4,717             113,774
TreeHouse Foods, Inc. (a)(b)                                          5,975             369,494
USANA Health Sciences, Inc. (a)(b)                                    1,422              39,105
                                                                                   ------------
                                                                                      9,640,354
-----------------------------------------------------------------------------------------------
FORESTRY & PAPER -- 0.4%
AbitibiBowater Inc. (a)                                              11,882             178,230
Boise, Inc.                                                          19,385             100,221
Buckeye Technologies, Inc.                                            6,770             163,225
Clearwater Paper Corp. (a)                                            3,926             133,406
Deltic Timber Corp.                                                   1,921             114,645
Domtar Corp.                                                          6,842             466,419
Kapstone Paper and Packaging Corp. (a)                                7,172              99,619
Neenah Paper, Inc.                                                    2,395              33,961
P.H. Glatfelter Co.                                                   7,330              96,829
Verso Paper Corp. (a)                                                 2,900               4,843
Wausau Paper Corp.                                                    7,693              49,158
                                                                                   ------------
                                                                                      1,440,556
-----------------------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES -- 1.8%
AGL Resources, Inc.                                                  12,779             520,616
American States Water Co.                                             3,199             108,542
American Water Works Co., Inc.                                       28,479             859,496
Aqua America, Inc.                                                   22,576             486,964
Artesian Resources Corp., Class A                                     2,292              40,133
Atmos Energy Corp.                                                   14,610             474,095
Avista Corp.                                                          8,913             212,575
Cadiz, Inc. (a)                                                       3,381              26,744
California Water Service Group                                        7,012             124,183
Chesapeake Utilities Corp.                                            1,886              75,647
Connecticut Water Service, Inc.                                       2,166              54,193
Delta Natural Gas Co., Inc.                                           1,278              39,107
Gas Natural, Inc.                                                     2,476              27,211
The Laclede Group, Inc.                                               3,288             127,410
Middlesex Water Co.                                                   3,427              58,499
National Fuel Gas Co.                                                12,754             620,865
New Jersey Resources Corp.                                            6,559             279,217
Northwest Natural Gas Co.                                             4,138             182,486
PNM Resources, Inc.                                                  12,723             209,039
Pennichuck Corp.                                                      1,986              55,568
Piedmont Natural Gas Co.                                             11,353             327,988
Questar Corp.                                                        29,058             514,617
RGC Resources, Inc.                                                   1,694              32,186
SJW Corp.                                                             2,434              52,988
South Jersey Industries, Inc.                                         4,933             245,417
Southwest Gas Corp.                                                   7,130             257,892
UGI Corp.                                                            18,332             481,582
Vectren Corp.                                                        13,287             359,812
WGL Holdings, Inc.                                                    7,916             309,278
                                                                                   ------------
                                                                                      7,164,350
-----------------------------------------------------------------------------------------------
GENERAL INDUSTRIALS -- 1.3%
AEP Industries, Inc. (a)                                              1,107              24,575
Actuant Corp., Class A                                               11,181             220,825
AptarGroup, Inc.                                                     10,234             457,153
Carlisle Cos., Inc.                                                  10,019             319,406
Crown Holdings, Inc. (a)                                             25,828             790,595
Ediets.Com, Inc. (a)                                                  4,330               5,456
Graphic Packaging Holding Co. (a)                                    21,273              73,392
Greif, Inc.                                                           6,414             275,096
Harsco Corp.                                                         13,330             258,469
Landec Corp. (a)                                                      5,352              28,473
Multi-Color Corp.                                                     2,490              56,249
Myers Industries, Inc.                                                5,432              55,135
Otter Tail Corp.                                                      5,026              91,976
Packaging Corp. of America                                           16,705             389,227
Raven Industries, Inc.                                                3,046             146,817
Rock-Tenn Co., Class A                                               11,755             572,233
Silgan Holdings, Inc.                                                 7,706             283,118
Sonoco Products Co.                                                  16,506             465,964
Temple-Inland, Inc.                                                  17,718             555,814
Trimas Corp. (a)(b)                                                   4,612              68,488
UFP Technologies, Inc. (a)                                              551               7,940
                                                                                   ------------
                                                                                      5,146,401
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS -- 5.3%
1-800-FLOWERS.COM, Inc., Class A (a)                                  4,470              10,370
99 Cents Only Stores (a)                                              9,056             166,812
A.C. Moore Arts & Crafts, Inc. (a)                                    5,342               5,663
ANN, Inc. (a)                                                         8,694             198,571
Aaron Rents, Inc., Class A                                           12,106             305,676
Advance Auto Parts, Inc.                                             12,989             754,661
Amerco, Inc. (a)                                                        980              61,201
America's Car Mart, Inc. (a)                                          1,974              57,285
American Eagle Outfitters, Inc.                                      32,121             376,458
American Public Education, Inc. (a)                                   3,136             106,624
Ancestry.com, Inc. (a)                                                5,407             127,064
Asbury Automotive Group, Inc. (a)(b)                                  5,724              94,389
Ascena Retail Group Inc. (a)                                         10,557             285,778
Autobytel, Inc. (a)                                                  15,718              13,360

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         9

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS (CONTINUED)
Aeropostale, Inc. (a)                                                13,372        $    144,551
BJ's Wholesale Club, Inc. (a)                                         8,842             453,064
Barnes & Noble, Inc. (b)                                              6,474              76,587
Beacon Roofing Supply, Inc. (a)                                       7,707             123,235
bebe Stores, Inc.                                                     7,052              47,389
Bidz.com, Inc. (a)                                                    5,995               2,998
Big 5 Sporting Goods Corp.                                            2,891              17,577
Blue Nile, Inc. (a)(b)                                                2,534              89,400
Body Central Corp. (a)                                                1,303              23,662
The Bon-Ton Stores, Inc.                                              2,273              11,297
Books-A-Million, Inc.                                                 1,200               2,784
Bridgepoint Education, Inc. (a)(b)                                    3,308              57,692
Brown Shoe Co., Inc.                                                  6,984              49,726
The Buckle, Inc.                                                      4,502             173,147
Build-A-Bear Workshop, Inc. (a)(b)                                    2,727              13,908
CPI Corp.                                                             1,298               8,048
Cabela's, Inc., Class A (a)                                           7,596             155,642
Cache, Inc. (a)                                                       2,935              14,646
Cambium Learning Group, Inc. (a)                                      3,691              11,036
Capella Education Co. (a)                                             2,478              70,326
Career Education Corp. (a)                                           10,707             139,726
Carriage Services, Inc.                                               1,465               8,644
Casual Male Retail Group, Inc. (a)                                    7,605              28,595
The Cato Corp., Class A                                               4,650             104,904
Charming Shoppes, Inc. (a)                                           18,008              46,821
Chemed Corp.                                                          3,477             191,096
Chico's FAS, Inc.                                                    29,405             336,099
The Children's Place Retail Stores, Inc. (a)                          4,301             200,126
Christopher & Banks Corp.                                             6,102              21,540
Citi Trends, Inc. (a)                                                 2,550              30,013
Clean Energy Fuels Corp. (a)(b)                                       8,877              98,712
Coldwater Creek, Inc. (a)                                            10,005              12,506
Collective Brands, Inc. (a)(b)                                       10,290             133,358
Collectors Universe, Inc.                                             1,647              24,293
Conn's, Inc. (a)                                                      3,143              22,567
Copart, Inc. (a)                                                     10,397             406,731
Corinthian Colleges, Inc. (a)(b)                                     12,038              18,779
Cost Plus, Inc. (a)                                                   3,318              20,903
DSW, Inc., Class A                                                    4,085             188,645
Destination Maternity Corp.                                           2,488              32,021
Dick's Sporting Goods, Inc. (a)                                      14,649             490,156
Dillard's, Inc., Class A                                              7,150             310,882
Dollar General Corp. (a)                                             16,224             612,618
Dollar Tree, Inc. (a)                                                20,067           1,507,232
Dreams, Inc. (a)                                                      1,487               2,974
Education Management Corp. (a)(b)                                     6,562              97,380
Express, Inc.                                                         9,556             193,891
The Finish Line, Inc., Class A                                        8,317             166,257
Foot Locker, Inc.                                                    25,460             511,491
Francesca's Holdings Corp. (a)                                        1,093              23,183
Fred's, Inc.                                                          5,902              62,915
Gaiam, Inc.                                                           2,881               9,767
Geeknet Inc. (a)                                                      1,203              24,325
Genesco, Inc. (a)                                                     3,996             205,914
Grand Canyon Education, Inc. (a)                                      5,580              90,117
Group 1 Automotive, Inc.                                              3,937             139,960
Guess?, Inc.                                                         10,621             302,592
Hot Topic, Inc.                                                       7,643              58,316
HSN, Inc. (a)                                                         6,737             223,197
Haverty Furniture Cos., Inc. (a)                                      3,114              31,109
Hibbett Sports, Inc. (a)                                              4,677             158,504
Hillenbrand, Inc.                                                    10,296             189,446
ITT Educational Services, Inc. (a)                                    4,693             270,223
Jos. A. Bank Clothiers, Inc. (a)                                      4,593             214,172
J. Crew Group, Inc. Escrow (a)                                        9,663                  --
KAR Auction Services, Inc. (a)                                        4,336              52,509
K12, Inc. (a)                                                         5,414             137,840
Kirkland's, Inc. (a)                                                  3,005              27,556
Learning Tree International, Inc. (a)                                 2,189              16,023
Liquidity Services, Inc. (a)(b)                                       3,943             126,452
Lithia Motors, Inc., Class A                                          3,918              56,341
Lumber Liquidators Holdings, Inc. (a)                                 4,263              64,371
Mac-Gray Corp.                                                        2,304              29,745
MarineMax, Inc. (a)                                                   4,223              27,323
Matthews International Corp., Class A                                 4,922             151,401
The Men's Wearhouse, Inc.                                             8,505             221,810
Midas, Inc. (a)                                                       4,009              32,874
Monro Muffler, Inc.                                                   5,055             166,663
Navarre Corp. (a)                                                     6,945              11,806
New York & Co. (a)                                                    5,404              17,239
Office Depot, Inc. (a)                                               45,730              94,204
OfficeMax, Inc. (a)(b)                                               14,062              68,201
OpenTable, Inc. (a)(b)                                                3,327             153,075
Overstock.com, Inc. (a)                                               2,350              21,784
PC Mall, Inc. (a)                                                     1,708               9,001
The Pep Boys - Manny, Moe &  Jack                                     8,584              84,724
Pacific Sunwear of California, Inc. (a)                              11,081              13,297
Penske Auto Group, Inc.                                               7,354             117,664
PetSmart, Inc.                                                       18,557             791,456
Pier 1 Imports, Inc. (a)                                             19,638             192,060
PriceSmart, Inc.                                                      3,131             195,124
The Princeton Review, Inc. (a)                                        6,890                 920
The Providence Service Corp. (a)                                      2,359              25,123
RadioShack Corp.                                                     17,173             199,550
RealNetworks, Inc. (a)                                                4,557              38,416
Regis Corp.                                                           8,788             123,823
Rent-A-Center, Inc.                                                  10,366             284,547
Rollins, Inc.                                                        12,384             231,705
Rue21, Inc. (a)(b)                                                    2,698              61,218
Rush Enterprises, Inc., Class A (a)                                   5,429              76,875
Saks, Inc. (a)(b)                                                    19,814             173,372
Sally Beauty Co., Inc. (a)                                           16,239             269,567
Service Corp. International                                          39,098             358,138
Shoe Carnival, Inc. (a)                                               1,636              38,610
Shutterfly, Inc. (a)                                                  5,017             206,600
Signet Jewelers Ltd. (a)                                             14,119             477,222
Sonic Automotive, Inc.                                                5,941              64,103
Sotheby's Holdings Inc., Class A                                     11,150             307,405
Stage Stores, Inc.                                                    6,092              84,496
Stamps.com, Inc.                                                      3,661              74,831
Standard Parking Corp. (a)                                            3,025              47,311

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         10

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS (CONCLUDED)
Stein Mart, Inc.                                                      4,502        $     28,137
Stewart Enterprises, Inc., Class A                                   13,697              81,497
Strayer Education, Inc. (b)                                           2,069             158,630
Susser Holdings Corp. (a)                                             2,259              45,022
The Talbots, Inc. (a)(b)                                              8,588              23,188
Teavana Holdings, Inc. (a)                                              470               9,560
Titan Machinery, Inc. (a)                                             3,040              54,416
Tractor Supply Co.                                                   11,996             750,350
Trans World Entertainment Corp. (a)                                   2,400               4,560
Tuesday Morning Corp. (a)                                             7,004              24,654
Ulta Salon Cosmetics & Fragrance, Inc. (a)                            8,216             511,282
VCA Antech, Inc. (a)                                                 14,102             225,350
ValueVision Media, Inc., Class A (a)                                  7,390              17,440
Weight Watchers International, Inc.                                   5,034             293,230
West Marine, Inc. (a)                                                 2,771              21,337
The Wet Seal, Inc., Class A (a)                                      17,721              79,390
Williams-Sonoma, Inc.                                                15,495             477,091
Winmark Corp.                                                           685              31,661
Zale Corp. (a)                                                        4,421              12,600
Zumiez, Inc. (a)                                                      3,711              64,980
dELiA*s, Inc. (a)                                                     9,555              12,613
hhgregg, Inc. (a)(b)                                                  3,853              37,567
                                                                                   ------------
                                                                                     21,062,257
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES  -- 5.6%
Abiomed, Inc. (a)                                                     5,752              63,445
AMERIGROUP Corp. (a)(b)                                               8,241             321,481
Abaxis, Inc. (a)                                                      3,908              89,532
Accretive Health, Inc. (a)(b)                                         6,543             138,908
Accuray, Inc. (a)                                                    10,576              42,516
Addus HomeCare Corp. (a)                                              1,608               6,577
Air Methods Corp. (a)                                                 1,949             124,093
Alere, Inc. (a)                                                      13,963             274,373
Align Technology, Inc. (a)                                            9,968             151,215
Alliance Healthcare Services, Inc. (a)                                7,423               8,462
Allied Healthcare International, Inc. (a)                             8,486              32,586
Almost Family, Inc. (a)                                               1,569              26,092
Alphatec Holdings, Inc. (a)                                          10,028              21,159
Amedisys, Inc. (a)                                                    4,827              71,536
American Caresource Holdings, Inc. (a)                                8,261               4,874
Amsurg Corp. (a)(b)                                                   5,269             118,552
Analogic Corp.                                                        2,045              92,863
AngioDynamics, Inc. (a)                                               4,324              56,817
Anika Therapeutics, Inc. (a)                                          2,548              14,014
Antares Pharma, Inc. (a)                                              9,866              22,889
ArthroCare Corp. (a)                                                  4,534             130,443
Assisted Living Concepts, Inc.                                        3,703              46,917
AtriCure, Inc. (a)                                                      842               8,201
Atrion Corp.                                                            317              65,743
BSD Medical Corp. (a)                                                 1,419               3,775
Bio-Rad Laboratories, Inc., Class A (a)                               3,245             294,549
Bio-Reference Labs, Inc. (a)                                          4,219              77,672
Biolase Technology, Inc. (a)(b)                                       6,039              18,116
Bioscript, Inc. (a)                                                   8,887              56,521
Bovie Medical Corp. (a)(b)                                            4,326              12,632
Brookdale Senior Living, Inc. (a)                                    16,676             209,117
Bruker BioSciences Corp. (a)(b)                                      14,707             198,986
CONMED Corp. (a)                                                      4,721             108,630
Cantel Medical Corp.                                                  2,441              51,554
Capital Senior Living Corp. (a)                                       3,158              19,485
Cardica, Inc. (a)                                                     6,763              13,120
CardioNet, Inc. (a)                                                   5,550              16,650
Cardiovascular Systems, Inc. (a)                                      1,357              15,456
Catalyst Health Solutions, Inc. (a)(b)                                7,197             415,195
Celsion Corp. (a)                                                     1,960               4,900
Centene Corp. (a)(b)                                                  8,391             240,570
Cepheid, Inc. (a)                                                    10,475             406,744
Chindex International, Inc. (a)                                       3,015              26,562
Community Health Systems, Inc. (a)                                   15,507             258,036
Conceptus, Inc. (a)                                                   4,587              48,026
Contiucare Corp. (a)                                                  6,483              41,362
The Cooper Cos., Inc.                                                 7,679             607,793
Corvel Corp. (a)                                                      1,503              63,877
Covance, Inc. (a)                                                     9,985             453,818
CryoLife, Inc. (a)                                                    5,756              25,844
Cutera, Inc. (a)                                                      3,222              22,941
Cyberonics, Inc. (a)                                                  4,790             135,557
Cynosure, Inc., Class A (a)                                           1,948              19,655
Daxor Corp.                                                           1,030              10,372
Delcath Systems Inc. (a)(b)                                           7,831              26,156
DexCom, Inc. (a)                                                     11,661             139,932
Dynacq Healthcare, Inc. (a)                                             460                 506
Echo Therapeutics, Inc. (a)                                           1,743               5,072
Emeritus Corp. (a)                                                    5,213              73,503
Endologix, Inc. (a)                                                   9,466              95,039
The Ensign Group, Inc.                                                2,470              57,082
Escalon Medical Corp. (a)                                             1,399               1,539
Exactech, Inc. (a)                                                    1,841              25,921
Five Star Quality Care, Inc. (a)                                      8,219              20,547
Fluidigm Corp. (a)                                                    2,181              30,381
Fonar Corp. (a)                                                       4,465               8,528
GenMark Diagnostics, Inc. (a)                                           609               3,502
Gentiva Health Services, Inc. (a)                                     4,972              27,445
Gliatech, Inc. (a)                                                      100                  --
HCA Holdings, Inc. (a)                                               20,862             420,578
HMS Holdings Corp. (a)                                               13,983             341,045
Haemonetics Corp. (a)                                                 4,200             245,616
Hanger Orthopedic Group, Inc. (a)(b)                                  5,709             107,843
Hansen Medical, Inc. (a)                                             10,281              34,133
Health Management Associates, Inc., Class A (a)                      41,880             289,810
Health Net, Inc. (a)                                                 15,888             376,704
Healthcare Services Group, Inc.                                      10,046             162,142
HealthSouth Corp. (a)                                                15,815             236,118
HealthSpring, Inc. (a)                                               11,134             405,946
HealthStream, Inc. (a)                                                1,203              15,434

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         11

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONCLUDED)
Healthways, Inc. (a)                                                  5,838        $     57,388
Henry Schein, Inc. (a)                                               15,180             941,312
Hill-Rom Holdings, Inc.                                              10,194             306,024
Hologic, Inc. (a)                                                    42,947             653,224
Hooper Holmes, Inc. (a)                                               9,589               6,329
ICU Medical, Inc. (a)                                                 2,095              77,096
Idexx Laboratories, Inc. (a)                                          9,517             656,387
IPC The Hospitalist Co., Inc. (a)                                     2,936             104,786
IRIS International, Inc. (a)                                          3,819              34,256
Insulet Corp. (a)                                                     7,064             107,797
Integra LifeSciences Holdings Corp. (a)                               3,105             111,066
Invacare Corp.                                                        5,401             124,439
Kensey Nash Corp. (a)                                                 1,656              40,572
Kindred Healthcare, Inc. (a)                                          8,557              73,761
Kinetic Concepts, Inc. (a)                                           10,507             692,306
LCA-Vision, Inc. (a)                                                  4,084               8,740
LHC Group, Inc. (a)                                                   2,600              44,356
LifePoint Hospitals, Inc. (a)                                         8,526             312,393
Lincare Holdings, Inc.                                               15,425             347,062
MAKO Surgical Corp. (a)(b)                                            7,037             240,806
MELA Sciences, Inc. (a)(b)                                            6,630              29,371
Magellan Health Services, Inc. (a)(b)                                 5,243             253,237
Masimo Corp.                                                          8,949             193,746
MedCath Corp. (a)                                                     3,087              42,848
Medical Action Industries, Inc. (a)                                   2,980              15,049
Mednax, Inc. (a)(b)                                                   8,012             501,872
Medtox Scientific, Inc.                                               2,222              29,086
Meridian Bioscience, Inc.                                             6,953             109,440
Merit Medical Systems, Inc. (a)(b)                                    7,012              92,138
Metropolitan Health Networks, Inc. (a)                                8,142              36,965
Molina Healthcare, Inc. (a)                                           5,047              77,926
Nanosphere, Inc. (a)                                                  7,401               7,401
National Healthcare Corp.                                             1,858              60,013
Natus Medical, Inc. (a)                                               5,116              48,653
Neogen Corp. (a)(b)                                                   3,945             136,970
Neoprobe Corp. (a)(b)                                                11,138              32,968
Neurometrix, Inc. (a)                                                   655               1,055
NuVasive, Inc. (a)                                                    6,714             114,608
NxStage Medical, Inc. (a)                                             8,446             176,184
Omnicell, Inc. (a)                                                    5,964              82,184
OraSure Technologies, Inc. (a)                                        8,322              66,243
Orthofix International NV (a)                                         3,110             107,326
Owens & Minor, Inc.                                                  10,087             287,278
Parexel International Corp. (a)(b)                                    9,739             184,359
PHC, Inc. (a)                                                         1,301               3,057
PSS World Medical, Inc. (a)                                           9,157             180,301
Palomar Medical Technologies, Inc. (a)                                3,406              26,839
Pharmaceutical Product  Development, Inc.                            17,383             446,048
PharMerica Corp. (a)                                                  5,027              71,735
Psychemedics Corp.                                                    1,590              11,337
Quidel Corp. (a)                                                      5,244              85,844
RTI Biologics, Inc. (a)                                              11,486              37,789
RadNet, Inc. (a)                                                      7,183              17,527
ResMed, Inc. (a)                                                     25,118             723,147
Retractable Technologies, Inc. (a)                                    1,898               2,562
Rochester Medical Corp. (a)                                           2,877              21,923
Rockwell Medical Technologies, Inc. (a)(b)                            3,211              26,202
SRI/Surgical Express, Inc. (a)                                        2,374              11,277
Steris Corp.                                                          8,644             253,010
Select Medical Holdings Corp. (a)                                     9,445              62,998
Sirona Dental Systems, Inc. (a)                                       9,237             391,741
Skilled Healthcare Group, Inc., Class A (a)                           4,045              14,602
Solta Medical, Inc. (a)                                               3,030               3,788
SonoSite, Inc. (a)                                                    2,391              72,543
Spectranetic Corp. (a)                                                6,480              46,267
Staar Surgical Co. (a)                                                6,942              54,148
Stereotaxis, Inc. (a)(b)                                              9,802              10,880
Sun Healthcare Group Inc. (a)                                         3,968              10,714
Sunrise Senior Living, Inc. (a)                                       9,333              43,212
SurModics, Inc. (a)                                                   2,872              26,135
Symmetry Medical, Inc. (a)                                            6,250              48,250
Synergetics USA, Inc. (a)(b)                                          5,578              30,065
Synovis Life Technologies, Inc. (a)                                   2,331              38,928
Team Health Holdings, Inc. (a)                                        5,103              83,791
Teleflex, Inc.                                                        6,593             354,506
Theragenics Corp. (a)                                                 9,089              11,997
ThermoGenesis Corp. (a)                                               5,823               7,221
Thoratec Corp. (a)                                                    9,578             312,626
Trans1, Inc. (a)                                                      4,020              12,060
Transcend Services, Inc. (a)                                          1,985              44,742
Triple-S Management Corp. (a)                                         3,217              53,885
ULURU, Inc. (a)                                                          26                   7
US Physical Therapy, Inc.                                             2,309              42,763
Unilife Corp. (a)(b)                                                  7,438              31,240
Universal American Corp.                                              5,721              57,553
Universal Health Services, Inc., Class B                             15,085             512,890
Urologix, Inc. (a)                                                    6,008               5,948
Uroplasty, Inc. (a)                                                   1,310               6,354
Utah Medical Products, Inc.                                           1,041              27,430
Vanguard Health Systems, Inc. (a)                                     3,521              35,773
Vascular Solutions, Inc. (a)                                          3,259              37,316
Vision-Sciences, Inc. (a)                                             1,493               2,837
Volcano Corp. (a)(b)                                                  8,846             262,107
WellCare Health Plans, Inc. (a)                                       7,016             266,468
West Pharmaceutical Services, Inc.                                    5,331             197,780
Wright Medical Group, Inc. (a)                                        6,389             114,235
Young Innovations, Inc.                                                 413              11,771
Zoll Medical Corp. (a)                                                3,633             137,109
eResearch Technology, Inc. (a)                                        8,886              39,632
                                                                                   ------------
                                                                                     22,031,255
-----------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION -- 2.0%
ACCO Brands Corp. (a)                                                 9,680              46,174
AT Cross Co. (a)                                                        522               5,888
American Greetings Corp., Class A                                     6,119             113,202
Bassett Furniture Industries, Inc.                                    2,349              16,560
Beazer Homes USA, Inc. (a)                                           13,685              20,664

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         12

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION  (CONCLUDED)
Blount International, Inc. (a)                                        8,194        $    109,472
Blyth, Inc.                                                             951              52,733
Briggs & Stratton Corp.                                               7,698             104,000
Brookfield Residential Properties, Inc. (a)                           7,183              47,767
Cavco Industries, Inc. (a)                                            1,227              42,258
Central Garden & Pet Co., Class A (a)                                 9,441              66,842
Church & Dwight Co., Inc.                                            23,400           1,034,280
Compx International, Inc.                                             1,600              20,320
Comstock Homebuilding Cos., Inc., Class A (a)                         6,777               6,370
Dixie Group, Inc. (a)                                                 2,471               7,858
Energizer Holdings, Inc. (a)                                         11,442             760,206
Ethan Allen Interiors, Inc.                                           4,542              61,817
Flexsteel Industries, Inc.                                              913              13,677
Forward Industries, Inc. (a)                                          4,038               9,086
Furniture Brands International, Inc. (a)                              6,084              12,533
HNI Corp.                                                             5,869             112,274
Herman Miller, Inc.                                                   9,453             168,831
Hooker Furniture Corp.                                                1,700              15,385
Hovnanian Enterprises, Inc., Class  A (a)(b)                         12,699              15,493
Interface, Inc., Class A                                              9,146             108,472
Jarden Corp.                                                         14,955             422,628
KB Home                                                              11,188              65,562
Kid Brands, Inc. (a)                                                  3,550               9,372
Knoll, Inc.                                                           7,819             107,120
L.S. Starrett Co., Class A                                              700               7,560
La-Z-Boy, Inc. (a)                                                    8,656              64,141
Libbey, Inc. (a)                                                      3,598              37,923
Lifetime Brands, Inc.                                                 1,766              17,024
M/I Homes, Inc. (a)                                                   3,574              21,480
MDC Holdings, Inc.                                                    6,060             102,656
Meritage Homes Corp. (a)                                              4,613              69,841
Middleby Corp. (a)                                                    3,075             216,664
Mohawk Industries, Inc. (a)                                           8,986             385,589
NVR, Inc. (a)                                                           980             591,900
National Presto Industries, Inc.                                        807              70,136
Oil-Dri Corp. of America                                              1,324              24,600
Ryland Group, Inc.                                                    7,468              79,534
The Scotts Miracle-Gro Co.                                            7,334             327,096
Sealy Corp. (a)(b)                                                    8,012              11,858
Select Comfort Corp. (a)                                              9,297             129,879
Skyline Corp.                                                         1,682              16,063
Spectrum Brands Holdings, Inc. (a)                                    3,552              83,898
Standard-Pacific Corp. (a)(b)                                        18,731              46,266
Stanley Furniture Co., Inc. (a)                                       3,642              10,744
Steelcase, Inc., Class A                                             13,602              85,829
Summer Infant, Inc. (a)                                                 780               5,148
Tempur-Pedic International, Inc. (a)                                 11,362             597,755
Toll Brothers, Inc. (a)(b)                                           24,374             351,717
Tupperware Corp.                                                     10,316             554,382
Virco Manufacturing Corp.                                             2,505               3,883
WD-40 Co.                                                             2,943             117,249
iRobot Corp. (a)                                                      4,296             108,087
                                                                                   ------------
                                                                                      7,715,746
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING -- 3.0%
AGCO Corp. (a)                                                       15,926             550,562
Accuride Corp. (a)                                                    5,685              29,107
Alamo Group, Inc.                                                     1,524              31,684
Albany International Corp., Class A                                   4,405              80,391
Altra Holdings, Inc. (a)                                              4,561              52,771
American Railcar Industries, Inc. (a)                                 1,609              24,746
Astec Industries, Inc. (a)                                            3,130              91,646
Babcock & Wilcox Co. (a)                                             19,269             376,709
Broadwind Energy, Inc. (a)                                           10,745               3,439
CIRCOR International, Inc.                                            2,882              84,644
Clarcor, Inc.                                                         8,200             339,316
Cascade Corp.                                                         1,470              49,083
Ceco Environmental Corp.                                              2,271              13,013
Chicago Rivet & Machine Co.                                             352               5,548
Colfax Corp. (a)                                                      4,335              87,827
Columbus McKinnon Corp. (a)                                           3,422              37,505
Commercial Vehicle Group, Inc. (a)                                    4,866              31,970
Crane Co.                                                             8,292             295,942
Donaldson Co., Inc.                                                  11,661             639,023
Douglas Dynamics, Inc.                                                2,791              35,669
Dynamic Materials Corp.                                               2,514              39,596
The Eastern Co.                                                       1,078              19,674
Energy Recovery, Inc. (a)(b)                                          8,880              26,729
EnPro Industries, Inc. (a)                                            3,433             101,891
Federal Signal Corp. (a)                                             10,754              47,533
Flow International Corp. (a)                                          9,390              20,752
Franklin Electric Co., Inc.                                           3,286             119,216
Freightcar America, Inc. (a)                                          2,082              30,002
GATX Corp.                                                            7,612             235,896
Gardner Denver, Inc.                                                  8,595             546,212
The Gorman-Rupp Co.                                                   3,044              75,156
Graco, Inc.                                                           9,857             336,518
Graham Corp. (a)                                                      1,901              31,633
Greenbrier Cos., Inc. (a)                                             4,019              46,821
H&E Equipment Services, Inc. (a)                                      4,894              40,376
Hardinge, Inc.                                                        2,195              18,087
Hurco Cos., Inc. (a)                                                  1,308              26,552
IDEX Corp.                                                           13,539             421,875
John Bean Technologies Corp.                                          4,871              69,460
Kadant, Inc. (a)                                                      2,173              38,592
Kaydon Corp.                                                          5,144             147,530
Kennametal, Inc.                                                     13,350             437,079
Key Technology Inc. (a)                                               1,297              15,058
Kimball International, Inc., Class B                                  3,076              14,949
Lincoln Electric Holdings, Inc.                                      13,719             397,988
Lindsay Manufacturing Co.                                             2,150             115,670
Lydall, Inc. (a)                                                      3,361              29,913
Manitex International, Inc. (a)                                         732               2,650
Manitowoc Co.                                                        21,768             146,063
Materion Corp. (a)                                                    3,628              82,283
Meritor Inc. (a)                                                     16,000             112,960
Met-Pro Corp.                                                         3,553              30,485

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         13

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING (CONCLUDED)
MFRI, Inc. (a)                                                        1,400        $     10,080
Miller Industries, Inc.                                               1,115              19,345
Mine Safety Appliances Co.                                            5,269             142,052
Mueller Industries, Inc.                                              6,328             244,198
NACCO Industries, Inc., Class A                                         839              53,193
NN, Inc. (a)                                                          3,108              15,695
Navistar International Corp. (a)                                     11,965             384,316
Nordson Corp.                                                        10,175             404,355
Oshkosh Corp. (a)                                                    14,967             235,581
PMFG, Inc. (a)(b)                                                     3,049              48,083
Pentair, Inc.                                                        16,116             515,873
Robbins & Myers, Inc.                                                 6,351             220,443
SPX Corp.                                                             8,338             377,795
Sauer-Danfoss, Inc. (a)                                               1,873              54,130
Spartan Motors, Inc.                                                  6,638              27,415
Standex International Corp.                                           1,974              61,451
Sun Hydraulics, Inc.                                                  3,472              70,759
Sypris Solutions, Inc. (a)                                            2,382               7,241
Tecumseh Products Co., Class A (a)                                    2,664              19,421
Tennant Co.                                                           2,864             101,300
Terex Corp. (a)                                                      18,071             185,408
Timken Co.                                                           12,851             421,770
Toro Co.                                                              4,990             245,857
Trinity Industries, Inc.                                             12,945             277,152
Twin Disc, Inc.                                                       1,674              44,646
Wabash National Corp. (a)                                            12,141              57,913
Westinghouse Air Brake Technologies Corp.                             7,916             418,519
Williams Controls, Inc.                                               1,284              14,085
Woodward Governor Co.                                                 9,491             260,053
                                                                                   ------------
                                                                                     11,623,923
-----------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING -- 0.6%
Ampco-Pittsburgh Corp.                                                1,637              33,477
Carpenter Technology Corp.                                            7,349             329,897
Century Aluminum Co. (a)                                              9,744              87,111
Cold Metal Products, Inc. (a)                                         1,400                  --
Commercial Metals Co.                                                18,669             177,542
Friedman Industries, Inc.                                             2,234              19,525
Globe Specialty Metals, Inc.                                          7,784             113,024
Handy & Harman Ltd. (a)                                               2,093              21,118
Haynes International, Inc.                                            2,169              94,243
Horsehead Holding Corp. (a)                                           7,805              57,913
Kaiser Aluminum Corp.                                                 2,484             109,992
Metals USA Holdings Corp. (a)                                           918               8,216
Noranda Aluminum Holding Corp. (a)                                    2,551              21,301
Olympic Steel, Inc.                                                   1,777              30,102
RTI International Metals, Inc. (a)                                    5,205             121,381
Reliance Steel & Aluminum Co.                                        12,216             415,466
Steel Dynamics, Inc.                                                 36,034             357,457
Synalloy Corp.                                                        1,552              17,072
TMS International Corp. (a)                                             430               3,130
USEC, Inc. (a)                                                       20,052              32,284
Universal Stainless & Alloy Products, Inc. (a)                        1,483              37,698
Uranium Energy Corp. (a)(b)                                          13,429              36,795
Uranium Resources, Inc. (a)(b)                                       20,307              13,839
Worthington Industries, Inc.                                         10,046             140,343
                                                                                   ------------
                                                                                      2,278,926
-----------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION -- 1.6%
Air Lease Corp. (a)                                                   5,062              97,190
Air Transport Services Group, Inc. (a)                                9,768              42,295
Aircastle Ltd.                                                        8,029              76,436
Alexander & Baldwin, Inc.                                             6,775             247,491
Arkansas Best Corp.                                                   4,182              67,539
Atlas Air Worldwide Holdings, Inc. (a)                                4,342             144,545
Baltic Trading Ltd.                                                   1,431               6,654
CAI International, Inc. (a)                                           1,626              19,057
Celadon Group, Inc. (a)                                               4,093              36,346
Con-way, Inc.                                                         9,001             199,192
Covenant Transport Group, Class A (a)                                 1,992               7,271
DHT Holdings, Inc.                                                   12,001              24,482
Eagle Bulk Shipping, Inc. (a)(b)                                     10,861              17,052
Echo Global Logistics, Inc. (a)                                       1,449              19,272
Forward Air Corp.                                                     4,975             126,614
Frozen Food Express Industries, Inc. (a)                              3,928               7,817
Genco Shipping & Trading Ltd. (a)                                     5,201              40,620
General Maritime Corp. (b)                                           18,014               4,684
Genesee & Wyoming, Inc., Class A (a)(b)                               6,418             298,565
HUB Group, Inc., Class A (a)                                          6,374             180,193
Heartland Express, Inc.                                               9,196             124,698
Horizon Lines, Inc., Class A (a)(b)                                   8,186               3,504
International Shipholding Corp.                                       1,180              21,818
J.B. Hunt Transport Services, Inc.                                   16,579             598,833
Kansas City Southern (a)                                             18,141             906,324
Kirby Corp. (a)(b)                                                    9,040             475,866
Knight Transportation, Inc.                                           9,656             128,521
Landstar System, Inc.                                                 7,985             315,887
Marten Transport Ltd.                                                 2,821              48,634
Old Dominion Freight Line, Inc. (a)(b)                                8,678             251,402
Overseas Shipholding Group, Inc.                                      4,231              58,134
P.A.M. Transportation Services, Inc. (a)                              1,102              10,976
PHH Corp. (a)                                                         9,249             148,724
Pacer International, Inc. (a)                                         5,850              21,937
Patriot Transportation Holding, Inc. (a)                              1,566              31,649
Quality Distribution, Inc. (a)                                        3,354              30,085
Railamerica, Inc. (a)                                                 3,619              47,156
Rand Logistics, Inc. (a)                                                554               3,440
Roadrunner Transportation Systems, Inc. (a)                             971              13,322
SMF Energy Corp.                                                      7,277              17,756
Saia, Inc. (a)                                                        2,809              29,551
Ship Finance International Ltd. (b)                                   6,929              90,077
Swift Transportation Co. (a)                                         12,304              79,238
TAL International Group, Inc.                                         3,895              97,141
Teekay Corp.                                                          6,878             155,512

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         14

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION (CONCLUDED)
Textainer Group Holdings Ltd.                                         3,091        $     62,685
USA Truck, Inc. (a)                                                   1,752              13,595
UTI Worldwide, Inc.                                                  16,769             218,668
Universal Truckload Services, Inc. (a)                                1,309              17,017
Werner Enterprises, Inc.                                              8,354             174,014
Wesco Aircraft Holdings, Inc. (a)                                     2,596              28,374
Willis Lease Finance Corp. (a)                                        1,386              15,731
World Fuel Services Corp.                                            11,647             380,274
XPO Logistics, Inc. (a)                                                 689               5,285
YRC Worldwide Inc. (a)                                                8,940                 438
                                                                                   ------------
                                                                                      6,289,581
-----------------------------------------------------------------------------------------------
LEISURE GOODS -- 0.8%
Activision Blizzard, Inc.                                            69,480             826,812
Arctic Cat, Inc. (a)                                                  2,153              31,197
Black Diamond, Inc. (a)                                               1,140               7,433
Brunswick Corp.                                                      14,663             205,868
Callaway Golf Co.                                                     9,798              50,656
DTS, Inc. (a)                                                         2,914              72,355
Drew Industries, Inc.                                                 3,437              68,671
Eastman Kodak Co. (a)(b)                                             45,291              35,331
Emerson Radio Corp. (a)                                               4,864               7,345
Escalade, Inc.                                                        1,740               8,735
Glu Mobile, Inc. (a)                                                  7,922              16,715
H3 Enterprises, Inc. (a)                                              2,600                  --
Jakks Pacific, Inc.                                                   4,558              86,374
Koss Corp.                                                            1,133               6,662
Leapfrog Enterprises, Inc. (a)                                        6,867              23,142
Majesco Entertainment Co. (a)(b)                                      6,409              12,818
Marine Products Corp. (a)(b)                                          3,440              11,765
Meade Instruments Corp. (a)                                             433               1,464
Nautilus, Inc. (a)                                                    5,484               8,226
Polaris Industries, Inc.                                             10,520             525,684
Pool Corp.                                                            7,938             207,817
RealD Inc. (a)                                                        6,028              56,362
Skullcandy, Inc. (a)                                                    692               9,778
Steinway Musical Instruments, Inc. (a)                                1,417              30,550
THQ, Inc. (a)                                                        12,179              21,070
Take-Two Interactive Software, Inc. (a)                              14,284             181,692
Thor Industries, Inc.                                                 7,295             161,584
TiVo, Inc. (a)                                                       19,932             186,165
Universal Electronics, Inc. (a)                                       2,453              40,205
Winnebago Industries, Inc. (a)                                        5,405              37,403
                                                                                   ------------
                                                                                      2,939,879
-----------------------------------------------------------------------------------------------
LIFE INSURANCE -- 0.4%
Amerisafe, Inc. (a)                                                   3,618              66,607
American Equity Investment Life Holding Co.                          10,037              87,824
American Independence Corp. (a)                                         313               1,527
Atlantic American Corp.                                               1,107               2,103
CNO Financial Group, Inc. (a)                                        37,059             200,489
Citizens, Inc. (a)                                                    8,709              55,825
Delphi Financial Group, Inc., Class A                                 7,725             166,242
Employers Holdings, Inc.                                              5,500              70,180
FBL Financial Group, Inc., Class A                                    2,365              62,956
Independence Holding Co.                                              2,282              16,545
Kansas City Life Insurance Co.                                          810              25,005
National Western Life Insurance Co., Class A                            360              48,780
The Phoenix Cos., Inc. (a)                                           18,818              22,958
Presidential Life Corp.                                               3,772              31,006
Primerica, Inc.                                                       6,459             139,256
Protective Life Corp.                                                13,836             216,257
Stancorp Financial Group, Inc.                                        7,305             201,399
Symetra Financial Corp.                                              12,583             102,551
eHealth, Inc. (a)                                                     4,611              62,986
                                                                                   ------------
                                                                                      1,580,496
-----------------------------------------------------------------------------------------------
MEDIA -- 3.2%
AH Belo Corp.                                                         3,929              16,502
AMC Networks, Inc. (a)                                                9,706             310,107
Acxiom Corp. (a)                                                     13,293             141,438
Arbitron, Inc.                                                        4,585             151,672
Ascent Media Corp., Class A (a)                                       2,461              96,767
Avid Technology, Inc. (a)                                             5,047              39,064
Bankrate, Inc. (a)                                                      975              14,830
Beasley Broadcasting Group, Inc., Class A (a)(b)                      1,665               6,360
Belo Corp., Class A                                                  15,167              74,167
CSS Industries, Inc.                                                  1,288              21,484
CTN Media Group, Inc. (a)                                                50                  --
Charter Communications, Inc. (a)                                      6,263             293,359
Clear Channel Outdoor Holdings, Inc., Class A (a)                     6,462              60,484
Constant Contact, Inc. (a)                                            5,209              90,064
Courier Corp.                                                         1,957              12,799
Crown Media Holdings, Inc., Class A (a)(b)                            6,880               9,838
Cumulus Media, Inc., Class A (a)                                      4,586              13,024
DG FastChannel, Inc. (a)                                              4,213              71,410
DISH Network Corp., Class A (a)                                      34,226             857,704
Demand Media, Inc. (a)                                                1,936              15,488
Dex One Corp. (a)                                                     7,374               4,129
Dolby Laboratories, Inc., Class A (a)                                 8,502             233,295
DreamWorks Animation SKG, Inc., Class A (a)(b)                       10,611             192,908
EW Scripps Co. (a)                                                    5,331              37,317
Emmis Communications Corp., Class A (a)                               9,367               6,276
Entercom Communications Corp. (a)                                     4,015              21,079
Entravision Communications Corp., Class A (a)                         9,194               9,378
ePocrates, Inc. (a)                                                   1,551              13,974
Factset Research Systems, Inc.                                        7,072             629,196
Fisher Communications, Inc. (a)                                       1,058              23,636
Gray Television, Inc. (a)(b)                                          8,898              13,881
Harte-Hanks, Inc.                                                     6,206              52,627
Hollywood Media Corp. (a)                                            10,217              15,121
IHS, Inc., Class A (a)                                                7,835             586,136
iBEAM Broadcasting Corp.                                                 80                  --
John Wiley & Sons, Inc., Class A                                      8,725             387,564

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         15

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
MEDIA (CONCLUDED)
Journal Communications, Inc., Class A (a)                             6,294        $     18,693
Knology, Inc. (a)                                                     5,986              77,698
Lin TV Corp., Class A (a)                                             5,811              12,668
Lamar Advertising Co., Class A (a)(b)                                 9,712             165,395
Lee Enterprises, Inc. (a)(b)                                          7,464               5,822
Liberty Global, Inc. (a)                                             41,814           1,512,831
Liberty Global, Inc., Series C (a)                                    3,122             108,052
Liberty Media Corp. - Liberty  Capital (a)                           12,178             805,209
Liberty Media Corp. - Liberty Starz (a)                               8,496             540,006
Liberty Media Holding Corp. - Interactive (a)                        99,029           1,462,658
Local.com Corp. (a)(b)                                                4,961              12,006
LodgeNet Interactive Corp. (a)(b)                                     5,181               8,756
Marchex, Inc., Class B                                                4,311              36,643
Martha Stewart Living Omnimedia, Inc., Class A (b)                    4,976              15,525
McClatchy Co., Class A (a)                                            9,167              12,284
Media General, Inc., Class A (a)(b)                                   2,100               4,011
Meredith Corp.                                                        5,701             129,071
Morningstar, Inc.                                                     4,433             250,199
National CineMedia, Inc.                                              9,733             141,226
New Frontier Media, Inc. (a)                                          7,727               8,268
The New York Times Co., Class A (a)                                  21,245             123,433
Nexstar Broadcasting Group, Inc., Class A (a)                         2,263              14,958
Nielsen Holdings NV (a)                                              11,822             308,318
Outdoor Channel Holdings, Inc. (a)                                    3,161              18,081
PDI, Inc. (a)                                                         2,407              16,127
Pandora Media, Inc. (a)                                               1,099              16,100
QuinStreet, Inc. (a)                                                  1,979              20,483
Radio One, Inc., Class D (a)                                          7,441               9,152
SPAR Group, Inc. (a)                                                  1,400               1,680
Saga Communications, Inc. (a)                                           740              21,837
Salem Communications Corp., Class A                                   3,051               6,987
Schawk, Inc.                                                          2,275              22,454
Scholastic Corp.                                                      3,351              93,929
Sinclair Broadcast Group, Inc., Class A                               8,185              58,686
Sirius XM Radio, Inc. (a)                                           645,042             974,013
Spanish Broadcasting System, Inc. (a)                                   654               1,086
SuperMedia, Inc. (a)                                                  3,079               4,772
TechTarget, Inc. (a)                                                  4,647              26,534
TheStreet.com, Inc.                                                   8,873              17,569
Valassis Communications, Inc. (a)                                     8,299             155,523
Value Line, Inc.                                                      1,212              13,926
ValueClick, Inc. (a)                                                 14,109             219,536
Vertro, Inc. (a)                                                      3,817               6,718
WebMD Health Corp., Class A (a)                                      10,072             303,671
WebMediaBrands, Inc. (a)                                             10,094               6,460
XO Group, Inc. (a)                                                    6,104              49,870
ComScore, Inc. (a)                                                    4,939              83,321
interCLICK, Inc. (a)                                                  5,354              29,715
                                                                                   ------------
                                                                                     12,475,038
-----------------------------------------------------------------------------------------------
METALS & MINING -- 0.2%
Southern Copper Corp.                                                28,206             704,868
-----------------------------------------------------------------------------------------------
MINING -- 0.9%
AMCOL International Corp.                                             4,704             112,849
Allied Nevada Gold Corp. (a)                                         13,720             491,313
Cloud Peak Energy, Inc. (a)                                           9,913             168,025
Coeur d'Alene Mines Corp. (a)                                        14,590             312,810
Compass Minerals International, Inc.                                  5,431             362,682
Evergreen Energy, Inc. (a)                                            5,797               5,159
General Moly, Inc. (a)                                               13,370              38,773
Golden Minerals Co. (a)(b)                                            3,978              29,596
Hecla Mining Co. (a)                                                 46,679             250,200
James River Coal Co. (a)                                              6,286              40,042
Molycorp, Inc. (a)                                                    9,998             328,634
Royal Gold, Inc.                                                      9,066             580,768
Solitario Exploration & Royalty Corp. (a)                             7,850              13,502
Stillwater Mining Co. (a)                                            17,357             147,535
SunCoke Energy, Inc. (a)                                                988              10,868
Timberline Resources Corp. (a)(b)                                    15,011               8,706
US Gold Corp. (a)                                                    18,762              75,236
Vista Gold Corp. (a)                                                 14,377              48,019
Walter Industries, Inc.                                              10,779             646,848
Westmoreland Coal Co. (a)                                             2,468              19,152
                                                                                   ------------
                                                                                      3,690,717
-----------------------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS -- 1.0%
Atlantic Tele-Network, Inc.                                           1,783              58,625
Crown Castle International Corp. (a)                                 40,736           1,656,733
Globalstar, Inc. (a)                                                 15,196               6,215
Iridium Communications, Inc. (a)(b)                                   4,149              25,724
Leap Wireless International, Inc. (a)                                10,672              73,637
NII Holdings, Inc. (a)                                               27,850             750,557
NTELOS Holdings Corp.                                                 5,073              89,944
ORBCOMM, Inc. (a)                                                     7,350              18,743
SBA Communications Corp., Class A (a)                                19,368             667,809
Shenandoah Telecom Co.                                                4,003              44,593
Telephone & Data Systems, Inc.                                       11,831             251,409
Telephone & Data Systems, Inc., Special Shares                        2,787              55,099
USA Mobility, Inc.                                                    3,680              48,576
U.S. Cellular Corp. (a)                                               2,370              93,970
                                                                                   ------------
                                                                                      3,841,634
-----------------------------------------------------------------------------------------------
NONLIFE INSURANCE -- 3.6%
21st Century Holding Co. (a)                                          3,597               8,381
Affirmative Insurance Holdings, Inc. (a)                              3,097               4,986
Alleghany Corp. (a)                                                   1,406             405,631

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         16

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
NONLIFE INSURANCE (CONCLUDED)
Allied World Assurance Co. Holdings, Ltd.                             6,237        $    334,989
American Financial Group, Inc.                                       14,666             455,673
American National Insurance Co.                                       2,131             147,572
American Safety Insurance Holdings Ltd. (a)                           2,044              37,610
AmTrust Financial Services, Inc.                                      4,367              97,209
Arch Capital Group Ltd. (a)                                          21,647             707,316
Argo Group International Holdings Ltd.                                4,844             137,424
Arthur J. Gallagher & Co.                                            18,447             485,156
Aspen Insurance Holdings Ltd.                                        11,150             256,896
Assured Guaranty Ltd.                                                27,634             303,698
Axis Capital Holdings Ltd.                                           21,120             547,853
Baldwin & Lyons, Inc., Class B                                        2,011              42,975
Brown & Brown, Inc.                                                  19,275             343,095
(C) Financial Corp.                                                   4,437              99,699
Donegal Group, Inc., Class A                                          2,529              30,449
EMC Insurance Group, Inc.                                               901              16,578
Eastern Insurance Holdings, Inc.                                      2,363              31,073
Endurance Specialty Holdings Ltd.                                     6,423             219,346
Enstar Group Ltd. (a)                                                 1,648             156,939
Erie Indemnity Co., Class A                                           4,522             321,876
Everest Re Group Ltd.                                                 8,208             651,551
FPIC Insurance Group, Inc. (a)                                        1,738              72,718
First Acceptance Corp. (a)                                            1,327               1,632
First American Financial Corp.                                       16,180             207,104
Flagstone Reinsurance Holdings SA                                     8,867              68,719
Global Indemnity Plc (a)                                              2,438              41,641
Greenlight Capital Re Ltd. (a)                                        5,417             112,349
HCC Insurance Holdings, Inc.                                         18,867             510,352
The Hanover Insurance Group, Inc.                                     7,109             252,370
Harleysville Group, Inc.                                              1,954             115,012
Hilltop Holdings, Inc. (a)                                            7,901              56,966
Horace Mann Educators Corp.                                           6,388              72,887
Infinity Property & Casualty Corp.                                    2,071             108,686
InsWeb Corp. (a)                                                      1,873              11,425
Kemper Corp.                                                          7,029             168,415
Life Partners Holdings, Inc. (b)                                      2,288              13,842
MBIA, Inc. (a)(b)                                                    26,011             189,100
Maiden Holdings Ltd.                                                 11,024              81,467
Markel Corp. (a)                                                      1,629             581,765
Meadowbrook Insurance Group, Inc.                                     8,571              76,368
Mercury General Corp.                                                 4,307             165,173
Montpelier Re Holdings Ltd.                                          10,161             179,647
National Interstate Corp.                                             1,532              33,673
National Security Group, Inc.                                           120               1,301
Navigators Group, Inc. (a)(b)                                         2,514             108,605
Old Republic International Corp.                                     39,610             353,321
OneBeacon Insurance Group Ltd.                                        3,195              43,580
PartnerRe Ltd.                                                       10,987             574,291
Platinum Underwriters Holdings Ltd.                                   5,930             182,348
ProAssurance Corp.                                                    4,870             350,737
RLI Corp.                                                             2,997             190,549
Reinsurance Group of America, Inc.                                   12,316             565,920
RenaissanceRe Holdings Ltd.                                           8,439             538,408
Safety Insurance Group, Inc.                                          2,620              99,115
SeaBright Holdings, Inc.                                              4,226              30,427
Selective Insurance Group, Inc.                                       8,311             108,459
State Auto Financial Corp.                                            2,307              30,337
Tower Group, Inc.                                                     6,275             143,447
Transatlantic Holdings, Inc.                                         10,199             494,856
Unico American Corp.                                                  1,121              11,737
United Fire & Casualty Co.                                            3,667              64,869
Universal Insurance Holdings, Inc.                                    5,431              20,909
Validus Holdings Ltd.                                                11,634             289,919
W.R. Berkley Corp.                                                   20,108             597,007
White Mountains Insurance Group, Inc.                                 1,063             431,312
                                                                                   ------------
                                                                                     14,196,740
-----------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES -- 0.0%
Exterran Holdings, Inc. (a)                                          10,608             103,110
-----------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.4%
Brigham Exploration Co. (a)                                          19,382             489,589
Carrizo Oil & Gas, Inc. (a)                                           5,862             126,326
Cimarex Energy Co.                                                   14,144             787,821
Forest Oil Corp. (a)                                                 18,773             270,331
                                                                                   ------------
                                                                                      1,674,067
-----------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 2.9%
ATP Oil & Gas Corp. (a)(b)                                            7,658              59,043
Abraxas Petroleum Corp. (a)(b)                                       16,717              44,133
Adams Resources & Energy, Inc.                                          524              10,611
Alon USA Energy, Inc.                                                 2,109              12,928
Apco Oil and Gas International, Inc. (a)                              1,614             120,114
Approach Resources, Inc. (a)                                          3,687              62,642
Atlas Energy,Inc.                                                    12,340               1,234
BPZ Resources, Inc. (a)(b)                                           19,145              53,032
Barnwell Industries, Inc. (a)                                         1,930               6,794
Bill Barrett Corp. (a)                                                6,952             251,940
Brenham Oil+Gas Corp. (a)                                             5,673               1,418
CREDO Petroleum Corp. (a)                                             2,342              19,509
CVR Energy, Inc. (a)                                                 14,700             310,758
Callon Petroleum Co. (a)                                              7,165              27,729
Cheniere Energy, Inc. (a)(b)                                         12,679              65,297
Clayton Williams Energy, Inc. (a)                                     1,534              65,671
Cobalt International Energy, Inc. (a)                                25,164             194,014
Comstock Resources, Inc. (a)                                          7,614             117,712
Concho Resources, Inc. (a)                                           17,128           1,218,486
Contango Oil & Gas Co. (a)                                            2,302             125,942
Continental Resources, Inc. (a)                                       9,587             463,723
Delek US Holdings, Inc.                                               2,745              30,936
Delta Petroleum Corp. (a)                                             2,443               5,204
Double Eagle Pete & Mining Co. (a)                                    2,369              15,091
Endeavour International Corp. (a)                                     6,592              52,604
Energen Corp.                                                        11,888             486,100
Energy Partners Ltd. (a)                                              3,977              44,025
Evolution Petroleum Corp. (a)                                         1,499              10,583

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         17

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS (CONCLUDED)
FX Energy, Inc. (a)                                                   9,319        $     38,487
GMX Resources Inc. (a)(b)                                            10,044              22,800
Gasco Energy, Inc. (a)                                                5,700               1,084
Gastar Exploration Ltd. (a)                                           7,331              21,993
GeoMet, Inc. (a)                                                      7,532               5,830
GeoPetro Resources Co. (a)                                            9,626               2,984
GeoResources, Inc. (a)                                                3,836              68,242
Goodrich Petroleum Corp. (a)                                          4,879              57,670
Gulfport Energy Corp. (a)(b)                                          6,581             159,129
Harvest Natural Resources, Inc. (a)                                   6,012              51,523
HollyFrontier Corp.                                                  34,424             902,597
Houston American Energy Corp. (a)(b)                                  3,393              46,688
Hyperdynamics Corp. (a)(b)                                           20,582              76,153
Isramco, Inc. (a)                                                        47               2,716
Kodiak Oil & Gas Corp. (a)                                           33,503             174,551
Magellan Petroleum Corp. (a)                                          1,934               2,321
Magnum Hunter Resources Corp. (a)                                    19,316              63,936
McMoRan Exploration Co. (a)                                          18,040             179,137
Miller Energy Resources, Inc. (a)(b)                                  3,536               9,335
Northern Oil And Gas, Inc. (a)(b)                                    10,720             207,861
Oasis Petroleum, Inc. (a)                                            11,187             249,806
Panhandle Oil & Gas, Inc.                                             1,477              41,902
Penn Virginia Corp.                                                   7,246              40,360
Petroleum Development Corp. (a)                                       3,827              74,206
Petroquest Energy, Inc. (a)                                          10,269              56,480
Plains Exploration & Production Co. (a)                              23,316             529,506
PostRock Energy Corp. (a)                                             1,910               5,997
Quicksilver Resources, Inc. (a)                                      20,230             153,343
Ram Energy Resources, Inc. (a)                                       13,020              10,286
Resolute Energy Corp. (a)                                             8,002              90,903
Rex Energy Corp. (a)                                                  6,138              77,646
Rosetta Resources, Inc. (a)                                           8,723             298,501
SM Energy Co.                                                        10,503             637,007
SandRidge Energy, Inc. (a)(b)                                        63,474             352,915
Southern Union Co.                                                   19,154             777,078
Stone Energy Corp. (a)(b)                                             8,223             133,295
Swift Energy Co. (a)                                                  6,908             168,141
Syntroleum Corp. (a)                                                 17,342              14,916
Targa Resources Inc.                                                  5,403             160,739
Toreador Resources Corp. (a)                                          4,474              13,735
Tri-Valley Corp. (a)(b)                                               9,954               1,792
US Energy Corp. Wyoming (a)                                           6,450              14,900
Ultra Petroleum Corp. (a)                                            25,080             695,218
Vaalco Energy, Inc. (a)                                              10,091              49,042
Venoco, Inc. (a)                                                      5,024              44,261
Voyager Oil & Gas, Inc. (a)                                           5,557              11,670
W&T Offshore, Inc.                                                    6,020              82,835
Warren Resources, Inc. (a)                                           12,545              30,108
Western Refining, Inc. (a)                                            9,390             116,999
Whiting Petroleum Corp. (a)                                          19,354             678,938
Zion Oil & Gas, Inc. (a)(b)                                           6,898              13,520
                                                                                   ------------
                                                                                     11,598,355
-----------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION -- 2.1%
Atwood Oceanics, Inc. (a)(b)                                          9,483             325,836
Basic Energy Services, Inc. (a)                                       4,405              62,375
Bolt Technology Corp. (a)                                             2,562              25,722
Bristow Group, Inc.                                                   5,726             242,954
C & J Energy Services, Inc. (a)(b)                                    1,342              22,062
CARBO Ceramics, Inc.                                                  3,408             349,422
Cal Dive International, Inc. (a)                                     17,110              32,680
Chart Industries, Inc. (a)(b)                                         4,902             206,717
Complete Production Services, Inc. (a)                               12,777             240,846
Crosstex Energy, Inc.                                                 8,111             109,336
Dawson Geophysical Co. (a)                                            1,638              38,624
Flotek Industries, Inc. (a)                                           8,362              39,051
Forbes Energy Services, Ltd. (a)                                        538               2,690
Geokinetics, Inc. (a)                                                 3,468               8,393
Global Geophysical Services, Inc. (a)                                 2,282              18,188
Global Industries Ltd. (a)                                           18,195             144,104
Gulf Island Fabrication, Inc.                                         2,385              49,322
Gulfmark Offshore, Inc., Class A (a)(b)                               4,557             165,601
Helix Energy Solutions Group, Inc. (a)                               17,477             228,949
Hercules Offshore, Inc. (a)                                          23,841              69,616
Hornbeck Offshore Services, Inc. (a)                                  4,333             107,935
ION Geophysical Corp. (a)                                            19,607              92,741
Key Energy Services, Inc. (a)                                        23,810             225,957
Kinder Morgan, Inc. (b)                                              16,515             427,573
Lufkin Industries, Inc.                                               5,099             271,318
Matrix Service Co. (a)                                                5,154              43,861
McDermott International, Inc. (a)                                    38,314             412,259
Mitcham Industries, Inc. (a)                                          2,329              26,085
Natural Gas Services Group (a)                                        2,824              36,232
Newpark Resources, Inc. (a)(b)                                       15,795              96,192
OGE Energy Corp.                                                     15,936             761,581
OYO Geospace Corp. (a)                                                  887              49,929
Oceaneering International, Inc.                                      18,075             638,771
Oil States International, Inc. (a)(b)                                 8,587             437,250
PHI, Inc. (a)                                                         2,674              51,180
Parker Drilling Co. (a)(b)                                           19,944              87,554
Patterson-UTI Energy, Inc.                                           25,613             444,129
Pioneer Drilling Co. (a)                                              9,117              65,460
RPC, Inc.                                                             8,496             138,655
SEACOR Holdings, Inc.                                                 3,511             281,617
SemGroup Corp. (a)                                                    6,603             131,796
Superior Energy Services, Inc. (a)                                   13,215             346,762
TGC Industries, Inc. (a)                                                969               4,264
Tetra Technologies, Inc. (a)                                         13,114             101,240
Tidewater, Inc.                                                       8,577             360,663
Union Drilling, Inc. (a)                                              3,250              15,275
Unit Corp. (a)                                                        7,947             293,403
Willbros Group, Inc. (a)                                              5,893              24,574
                                                                                   ------------
                                                                                      8,356,744
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         18

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.3%
Arch Coal, Inc.                                                      35,011        $    510,461
Berry Petroleum Co., Class A                                          8,690             307,452
EXCO Resources, Inc.                                                 28,021             300,385
Patriot Coal Corp. (a)                                               15,341             129,785
                                                                                   ------------
                                                                                      1,248,083
-----------------------------------------------------------------------------------------------
PERSONAL GOODS -- 1.6%
American Apparel, Inc. (a)(b)                                         4,944               3,906
Carter's, Inc. (a)(b)                                                 9,552             291,718
Charles & Colvard Ltd. (a)(b)                                         4,480              10,080
Cherokee, Inc.                                                        1,946              25,006
Columbia Sportswear Co.                                               2,373             110,107
Crocs, Inc. (a)                                                      14,541             344,186
Culp, Inc. (a)                                                        2,100              17,745
Deckers Outdoor Corp. (a)                                             6,437             600,315
Delta Apparel, Inc. (a)                                                 599               9,434
Elizabeth Arden, Inc. (a)(b)                                          4,720             134,237
Female Health Co.                                                       748               3,052
Fossil, Inc. (a)(b)                                                   8,787             712,274
G-III Apparel Group, Ltd. (a)                                         2,858              65,334
Hanesbrands, Inc. (a)                                                15,901             397,684
Heelys, Inc. (a)                                                      5,895              11,908
Helen of Troy Ltd. (a)                                                4,804             120,677
Iconix Brand Group, Inc. (a)                                         12,098             191,148
Inter Parfums, Inc.                                                   2,575              39,784
Joe's Jeans, Inc. (a)                                                11,900               7,488
The Jones Group, Inc.                                                13,932             128,314
K-Swiss, Inc., Class A (a)                                            4,901              20,829
Kenneth Cole Productions, Inc., Class A (a)                           1,648              17,683
Lacrosse Footwear, Inc.                                               1,243              16,122
Lakeland Industries, Inc. (a)                                         1,210               9,438
Liz Claiborne, Inc. (a)                                              16,435              82,175
Maidenform Brands, Inc. (a)                                           4,030              94,342
Movado Group, Inc.                                                    3,172              38,635
Nu Skin Enterprises, Inc., Class A                                    9,417             381,577
Orchids Paper Products Co.                                            1,900              23,731
Oxford Industries, Inc.                                               2,448              83,966
PVH Corp. (FKA Phillips-Van Heusen Corp.)                            10,189             593,407
Parlux Fragrances, Inc. (a)                                           4,867              15,623
Perry Ellis International, Inc. (a)                                   2,219              41,717
Physicians Formula Holdings, Inc. (a)                                 3,138               8,630
Quiksilver, Inc. (a)                                                 22,284              67,966
R.G. Barry Corp.                                                        345               3,657
Revlon, Inc., Class A (a)                                             2,276              28,040
Rocky Brands, Inc. (a)                                                1,562              15,511
Skechers U.S.A., Inc., Class A (a)(b)                                 6,257              87,786
Steven Madden Ltd. (a)                                                6,559             197,426
Superior Uniform Group, Inc.                                          1,500              16,860
Tandy Brands Accessories, Inc. (a)                                    1,401               1,625
True Religion Apparel, Inc. (a)                                       4,529             122,102
Under Armour, Inc., Class A (a)                                       6,381             423,762
Unifi, Inc. (a)                                                       3,684              30,098
Vera Bradley, Inc. (a)(b)                                             3,529             127,220
The Warnaco Group, Inc. (a)                                           7,356             339,038
Weyco Group, Inc.                                                     1,541              34,364
Wolverine World Wide, Inc.                                            8,052             267,729
                                                                                   ------------
                                                                                      6,415,456
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 5.3%
AMAG Pharmaceuticals, Inc. (a)                                        3,744              55,261
ARCA Biopharma, Inc. (a)(b)                                           4,416               4,946
Avanir Pharmaceuticals, Inc. (a)                                     18,326              52,412
AVEO Pharmaceuticals Inc. (a)                                         6,112              94,064
AVI BioPharma, Inc. (a)                                              25,525              28,588
Aastrom Biosciences, Inc. (a)(b)                                     10,467              23,551
Acadia Pharmaceuticals, Inc. (a)                                     10,082              10,889
Achillion Pharmaceuticals, Inc. (a)                                   8,519              40,210
Acorda Therapeutics, Inc. (a)                                         6,699             133,712
Acura Pharmaceuticals, Inc. (a)                                       3,065              10,421
Adolor Corp. (a)                                                     12,946              22,267
Aegerion Pharmaceuticals, Inc. (a)                                      984              12,467
Affymax, Inc. (a)                                                     6,409              28,712
Affymetrix, Inc. (a)                                                 12,115              59,364
Agenus Inc. (a)(b)                                                   19,812               9,312
Akorn, Inc. (a)                                                      11,931              93,181
Albany Molecular Research, Inc. (a)                                   4,172              11,765
Alexion Pharmaceuticals, Inc. (a)                                    30,313           1,941,851
Alexza Pharmaceuticals, Inc. (a)                                     11,241              12,365
Alkermes PLC (a)                                                     15,739             240,177
Allos Therapeutics, Inc. (a)                                         11,265              20,728
Alnylam Pharmaceuticals, Inc. (a)                                     6,717              44,131
Amicus Therapeutics, Inc. (a)                                         4,082              15,675
Ampio Pharmaceuticals, Inc. (a)                                       2,822              18,766
Amylin Pharmaceuticals, Inc. (a)                                     21,533             198,750
Anacor Pharmaceuticals, Inc. (a)                                      1,033               5,888
Anadys Pharmaceuticals, Inc. (a)                                     15,079              13,865
Anthera Pharmaceuticals, Inc. (a)                                       682               3,253
Apricus Biosciences, Inc. (a)                                           797               2,861
Ardea Biosciences, Inc. (a)                                           3,208              50,109
Arena Pharmaceuticals, Inc. (a)(b)                                   24,601              35,671
Ariad Pharmaceuticals, Inc. (a)                                      22,353             196,483
Arqule, Inc. (a)                                                      7,945              40,122
Array Biopharma, Inc. (a)                                            12,657              24,808
AspenBio Pharma, Inc. (a)                                               358               1,045
Astex Pharmaceuticals (a)                                             9,769              18,756
Auxilium Pharmaceuticals, Inc. (a)                                    8,064             120,879
BioCryst Pharmaceuticals, Inc. (a)                                    6,512              17,973
Biodel, Inc. (a)(b)                                                   7,671               4,219
BioDelivery Sciences International, Inc. (a)                          1,266               1,405
BioMarin Pharmaceutical, Inc. (a)                                    18,483             589,053
BioMimetic Therapeutics, Inc. (a)                                     4,735              15,626
Biosante Pharmaceuticals, Inc. (a)                                   16,643              37,946
Biotime, Inc. (a)                                                     1,583               6,981
Cadence Pharmaceuticals, Inc. (a)(b)                                  7,346              48,116
Caliper Life Sciences, Inc. (a)                                       8,816              92,304
Cel-Sci Corp. (a)                                                    23,000               8,395
Cell Therapeutics, Inc. (a)(b)                                       31,201              33,073
Celldex Therapeutics, Inc. (a)                                        8,675              19,822
Cerus Corp. (a)                                                      10,838              22,977

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         19

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Charles River Laboratories International, Inc. (a)                    8,584        $    245,674
Chelsea Therapeutics International, Inc. (a)                          9,603              35,051
Cleveland Biolabs, Inc. (a)                                           1,718               4,364
Columbia Laboratories, Inc. (a)(b)                                   12,022              23,443
Complete Genomics, Inc. (a)                                             882               5,177
Corcept Therapeutics Inc. (a)                                         4,992              15,475
Cubist Pharmaceuticals, Inc. (a)                                      9,685             342,074
Cumberland Pharmaceuticals, Inc. (a)(b)                               3,595              20,132
Curis, Inc. (a)(b)                                                   14,752              46,616
Cytokinetics, Inc. (a)                                               15,213              17,951
Cytori Therapeutics, Inc. (a)(b)                                      9,085              26,801
CytRx Corp. (a)(b)                                                   24,700               8,163
Dendreon Corp. (a)                                                   24,088             216,792
Depomed, Inc. (a)                                                     8,679              46,867
Discovery Laboratories Inc. (a)                                       6,956              13,842
Durect Corp. (a)                                                     15,462              24,894
Dusa Pharmaceuticals, Inc. (a)                                        5,150              19,055
Dyax Corp. (a)                                                       19,707              24,831
Dynavax Technologies Corp. (a)                                       20,168              37,512
Emergent Biosolutions, Inc. (a)                                       4,101              63,278
Endo Pharmaceuticals Holdings, Inc. (a)                              19,215             537,828
Endocyte, Inc. (a)                                                    4,254              45,092
Entremed, Inc. (a)                                                    3,870               5,999
Enzo Biochem, Inc. (a)                                                7,833              20,131
Enzon Pharmaceuticals, Inc. (a)                                       9,534              67,119
EpiCept Corp. (a)                                                     4,465               1,540
Exact Sciences Corp. (a)                                              8,745              57,979
Exelixis, Inc. (a)                                                   21,729             118,640
Furiex Pharmaceuticals, Inc. (a)                                      2,177              30,979
GTx, Inc. (a)(b)                                                      5,996              20,087
Galena Biopharma, Inc. (a)(b)                                         7,682               7,759
Gen-Probe, Inc. (a)                                                   8,056             461,206
Genomic Health, Inc. (a)                                              3,127              68,731
GenVec, Inc. (a)                                                      3,691              10,593
Geron Corp. (a)                                                      22,840              48,421
Halozyme Therapeutics, Inc. (a)                                      15,236              93,549
Harvard Bioscience, Inc. (a)                                          5,218              22,020
Hemispherx Biopharma, Inc. (a)                                        9,683               3,002
Hi-Tech Pharmacal Co., Inc. (a)                                       1,805              60,648
Human Genome Sciences, Inc. (a)                                      30,972             393,035
ISTA Pharmaceuticals, Inc. (a)                                        4,778              16,484
Idenix Pharmaceuticals, Inc. (a)                                     11,434              57,056
Idera Pharmaceuticals, Inc. (a)                                       8,325               9,907
Illumina, Inc. (a)                                                   20,535             840,292
ImmunoGen, Inc. (a)                                                  12,798             140,266
Immunomedics, Inc. (a)                                               13,200              42,240
Impax Laboratories, Inc. (a)                                         10,603             189,900
Incyte Corp. (a)                                                     18,971             265,025
Infinity Pharmaceuticals, Inc. (a)                                    4,586              32,331
Inhibitex, Inc. (a)                                                   6,116              15,045
Inovio Pharmaceuticals Inc. (a)                                      16,169               9,135
Insmed, Inc. (a)(b)                                                   3,350              17,085
InterMune, Inc. (a)                                                   9,611             194,142
Ironwood Pharmaceuticals, Inc. (a)                                    8,128              87,782
Isis Pharmaceuticals, Inc. (a)                                       16,174             109,660
Jazz Pharmaceuticals, Inc. (a)                                        3,887             161,388
K-V Pharmaceutical Co., Class A (a)(b)                                9,267              12,510
Keryx Biopharmaceuticals, Inc. (a)(b)                                12,664              37,992
Lexicon Genetics, Inc. (a)                                           32,647              30,032
Ligand Pharmaceuticals, Inc. (a)                                      3,544              48,482
Luminex Corp. (a)                                                     7,227             160,223
MAP Pharmaceuticals, Inc. (a)                                         3,599              52,617
MannKind Corp. (a)(b)                                                15,527              58,847
Marina Biotech, Inc. (a)                                              7,456               1,059
Maxygen, Inc. (a)                                                     5,645              30,878
The Medicines Co. (a)                                                 8,929             132,864
Medicis Pharmaceutical Corp., Class A                                10,266             374,504
Medivation, Inc. (a)                                                  6,015             102,135
Merck Contingent Value                                                2,600                  --
Micromet, Inc. (a)                                                   16,130              77,424
Momenta Pharmaceuticals, Inc. (a)                                     7,490              86,135
Myrexis Inc. (a)                                                      7,516              20,594
Myriad Genetics, Inc. (a)                                            14,189             265,902
NPS Pharmaceuticals, Inc. (a)                                        13,803              89,858
Nabi Biopharmaceuticals (a)                                           8,908              14,965
Nektar Therapeutics (a)                                              19,053              92,407
Neuralstem, Inc. (a)                                                  2,045               2,659
Neurocrine Biosciences, Inc. (a)                                      9,949              59,495
Novavax, Inc. (a)(b)                                                 18,248              29,379
Oxigene, Inc. (a)(b)                                                  2,431               2,455
Obagi Medical Products, Inc. (a)                                      3,529              32,008
OncoGenex Pharmaceutical, Inc. (a)                                    1,971              19,316
Oncothyreon, Inc. (a)                                                 5,243              31,353
Onyx Pharmaceuticals, Inc. (a)                                       10,378             311,444
Opko Health, Inc. (a)                                                27,579             119,417
Optimer Pharmaceuticals, Inc. (a)(b)                                  7,639             105,724
Orchid Cellmark, Inc. (a)                                             8,176              21,912
Orexigen Therapeutics, Inc. (a)                                       8,488              16,891
Osiris Therapeutics, Inc. (a)(b)                                      4,265              21,837
PDL BioPharma, Inc.                                                  22,851             126,823
PROLOR Biotech, Inc. (a)                                              3,149              12,816
Pacific Biosciences of California, Inc. (a)                           4,928              15,819
Pain Therapeutics, Inc. (a)                                           6,577              31,307
Palatin Technologies, Inc. (a)                                        9,887               5,042
Par Pharmaceutical Cos., Inc. (a)(b)                                  5,950             158,389
Peregrine Pharmaceuticals, Inc. (a)                                  15,877              17,306
Pernix Therapeutics Holdings (a)                                        334               2,946
Perrigo Co.                                                          13,758           1,336,039
Pharmacyclics, Inc. (a)(b)                                            8,982             106,257
Pharmasset, Inc. (a)                                                 12,142           1,000,137
Poniard Pharmaceuticals, Inc. (a)                                       933                 117
Pozen, Inc. (a)                                                       5,574              13,433
Prestige Brands Holdings, Inc. (a)(b)                                 8,589              77,730
Progenics Pharmaceuticals, Inc. (a)(b)                                5,943              34,113

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         20

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONCLUDED)
Questcor Pharmaceuticals, Inc. (a)                                    9,367        $    255,344
Raptor Pharmaceutical Corp. (a)(b)                                    6,257              28,219
Regeneron Pharmaceuticals, Inc. (a)                                  11,810             687,342
Repligen Corp. (a)                                                    6,813              22,279
Repros Therapeutics Inc. (a)                                          3,811              14,215
Rexahn Pharmaceuticals, Inc. (a)(b)                                  17,083              17,083
Rigel Pharmaceuticals, Inc. (a)                                      11,895              87,547
SIGA Technologies, Inc. (a)                                           7,151              23,384
Sagent Pharmaceuticals, Inc. (a)                                        766              15,504
Salix Pharmaceuticals Ltd. (a)                                        8,753             259,089
Sangamo Biosciences, Inc. (a)                                         9,484              41,255
Santarus, Inc. (a)                                                   12,085              33,717
Savient Pharmaceuticals, Inc. (a)(b)                                 12,204              50,036
Sciclone Pharmaceuticals, Inc. (a)                                    7,393              28,167
Seattle Genetics, Inc. (a)                                           16,661             317,559
Sequenom, Inc. (a)                                                   17,632              89,747
Somaxon Pharmaceuticals, Inc. (a)                                     8,130               7,284
Spectrum Pharmaceuticals, Inc. (a)                                    9,440              72,027
StemCells, Inc. (a)                                                   2,837               5,731
Strategic Diagnostics, Inc. (a)                                       6,918              12,591
Sucampo Pharmaceuticals, Inc., Class A (a)                            3,091              11,529
Synta Pharmaceuticals Corp. (a)                                       7,038              22,874
Targacept, Inc. (a)                                                   4,838              72,570
Techne Corp.                                                          6,054             411,733
Telik, Inc. (a)                                                      12,066               3,680
Theravance, Inc. (a)                                                 11,934             240,351
Threshold Pharmaceuticals, Inc. (a)                                  10,589              15,354
Transcept Pharmaceuticals, Inc. (a)                                   1,727              11,433
Trimeris, Inc. (a)                                                    5,088              12,822
Trubion Pharmaceuticals, Inc. (a)                                     3,113                  --
United Therapeutics Corp. (a)                                         8,477             317,803
Vanda Pharmaceuticals, Inc. (a)                                       5,885              29,131
Ventrus Biosciences, Inc. (a)                                           461               4,163
Vertex Pharmaceuticals, Inc. (a)                                     34,135           1,520,373
Vical, Inc. (a)                                                      13,362              33,138
ViroPharma, Inc. (a)                                                 12,835             231,928
Vivus, Inc. (a)                                                      13,969             112,730
XOMA Ltd. (a)                                                         6,991              12,234
Xenoport, Inc. (a)                                                    6,529              38,521
ZIOPHARM Oncology, Inc. (a)                                           6,737              29,710
Zalicus, Inc. (a)                                                     4,656               4,566
                                                                                   ------------
                                                                                     20,701,638
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES -- 0.6%
American Realty Investors, Inc. (a)                                     900               1,458
Avatar Holdings, Inc. (a)                                             1,800              14,724
Brookfield Properties Corp.                                          41,918             577,211
Consolidated-Tomoka Land Co.                                          1,237              32,484
Forest City Enterprises, Inc., Class A (a)                           20,947             223,295
Forestar Group, Inc. (a)                                              6,212              67,773
Grubb & Ellis Co. (a)(b)                                             12,319               5,210
HFF, Inc., Class A (a)                                                5,360              46,846
The Howard Hughes Corp. (a)                                           6,253             263,251
Jones Lang LaSalle, Inc.                                              7,118             368,783
Kennedy-Wilson Holdings, Inc.                                         2,619              27,761
LoopNet, Inc. (a)                                                     5,743              98,378
Market Leader, Inc. (a)                                               8,238              18,453
Maui Land & Pineapple Co., Inc. (a)                                   4,661              20,415
Move, Inc. (a)(b)                                                    30,942              44,866
Reis, Inc. (a)                                                        2,347              20,818
St. Joe Co. (a)(b)                                                   15,135             226,874
Stratus Properties, Inc. (a)                                            894               7,179
Tejon Ranch Co. (a)                                                   2,671              63,757
Thomas Properties Group, Inc. (a)                                     7,082              16,147
Transcontinental Realty Investors, Inc. (a)                             393                 951
ZipRealty, Inc. (a)                                                   6,784               9,837
                                                                                   ------------
                                                                                      2,156,471
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 8.4%
ARMOUR Residential REIT, Inc.                                        13,788              93,758
Acadia Realty Trust                                                   7,268             135,912
Agree Realty Corp.                                                    2,200              47,916
Alexander's, Inc.                                                       582             210,114
Alexandria Real Estate Equities, Inc.                                10,137             622,310
American Assets Trust Inc.                                            4,005              71,890
American Campus Communities, Inc. (b)                                11,048             411,096
American Capital Agency Corp.                                        30,460             825,466
American Capital Mortgage Investment Corp.                              637              10,638
Annaly Capital Management, Inc.                                     162,613           2,704,254
Anworth Mortgage Asset Corp.                                         20,744             141,059
Apollo Commercial Real Estate Finance, Inc.                           4,314              56,815
Apollo Residential Mortgage, Inc. (a)                                   514               8,430
Arbor Realty Trust, Inc. (a)                                          3,816              14,424
Arlington Asset Investment Corp.                                      1,327              31,914
Ashford Hospitality Trust, Inc.                                      11,475              80,555
Associated Estates Realty Corp.                                       7,820             120,897
LTC-Amerivest Liquidating Trust                                       4,400                  --
BRE Properties (b)                                                   12,171             515,320
BRT Realty Trust (a)                                                  3,185              19,811
BioMed Realty Trust, Inc.                                            21,260             352,278
Brandywine Realty Trust                                              21,811             174,706
CBL & Associates Properties, Inc.                                    23,217             263,745
CYS Investments, Inc.                                                15,518             187,613
Camden Property Trust (b)                                            11,645             643,503
Campus Crest Communities Inc.                                         3,722              40,495
Capital Trust, Inc. (a)                                               4,722              10,530
CapLease, Inc.                                                       13,118              47,356
Capstead Mortgage Corp.                                              13,842             159,737
Cedar Shopping Centers, Inc.                                          9,332              29,023
Chatham Lodging Trust                                                 3,432              34,045
Chesapeake Lodging Trust                                              6,286              75,872
Chimera Investment Corp.                                            170,653             472,709

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         21

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
Cogdell Spencer, Inc.                                                10,614        $     40,015
Colonial Properties Trust                                            13,726             249,264
Colony Financial, Inc.                                                6,325              81,719
CommonWealth REIT                                                    13,347             253,193
Coresite Realty Corp.                                                 2,154              30,910
Corporate Office Properties Trust                                    11,711             255,066
Cousins Properties, Inc.                                             14,171              82,900
CreXus Investment Corp.                                              10,530              93,506
CubeSmart                                                            14,917             127,242
DCT Industrial Trust, Inc.                                           40,689             178,625
DDR Corp.                                                            37,222             405,720
DiamondRock Hospitality Co. (b)                                      27,604             192,952
Digital Realty Trust, Inc.                                           16,449             907,327
Douglas Emmett, Inc.                                                 20,591             352,106
Duke Realty Corp.                                                    41,347             434,144
Dupont Fabros Technology, Inc.                                       10,463             206,016
Eastgroup Properties, Inc.                                            4,660             177,732
Education Realty Trust, Inc. (b)                                     13,396             115,072
Entertainment Properties Trust                                        7,789             303,615
Equity Lifestyle Properties, Inc.                                     6,466             405,418
Equity One, Inc.                                                      9,039             143,359
Essex Property Trust, Inc.                                            5,569             668,503
Excel Trust, Inc.                                                     3,565              34,295
Extra Space Storage, Inc.                                            14,813             275,966
Federal Realty Investment Trust                                      10,254             845,032
FelCor Lodging Trust, Inc. (a)                                       22,077              51,439
First Industrial Realty Trust, Inc. (a)                              13,884             111,072
First Potomac Realty Trust                                            8,512             106,145
Franklin Street Properties Corp.                                     11,843             133,944
General Growth Properties Inc. (b)                                   64,746             783,427
Getty Realty Corp.                                                    4,943              71,278
Gladstone Commercial Corp.                                            3,327              52,167
Glimcher Realty Trust                                                17,483             123,780
Government Properties Income Trust                                    5,323             114,498
Gramercy Capital Corp. (a)                                            7,657              24,043
Hatteras Financial Corp.                                             13,194             331,961
Healthcare Realty Trust, Inc. (b)                                    12,036             202,807
Hersha Hospitality Trust                                             25,794              89,247
Highwoods Properties, Inc.                                           10,450             295,317
Home Properties, Inc.                                                 6,571             372,970
Hospitality Properties Trust                                         20,270             430,332
Hudson Pacific Properties, Inc.                                       1,653              19,224
Inland Real Estate Corp.                                             13,530              98,769
InvesCo. Mortgage Capital, Inc.                                      19,543             276,143
Investors Real Estate Trust                                          14,006             100,843
Kilroy Realty Corp.                                                   9,532             298,352
Kite Realty Group Trust                                              10,891              39,861
LTC Properties, Inc. (b)                                              5,316             134,601
LaSalle Hotel Properties                                             13,219             253,805
Lexington Corporate Properties Trust                                 22,961             150,165
Liberty Property Trust                                               18,830             548,141
MFA Financial, Inc.                                                  59,092             414,826
MPG Office Trust, Inc. (a)                                            9,526              20,100
The Macerich Co.                                                     21,657             923,238
Mack-Cali Realty Corp.                                               14,179             379,288
Medical Properties Trust, Inc.                                       18,735             167,678
Mid-America Apartment Communities, Inc.                               5,514             332,053
Mission West Properties, Inc.                                         5,252              39,863
Monmouth Real Estate Investment Corp., Class A                        8,028              63,662
National Health Investors, Inc. (b)                                   3,949             166,371
National Retail Properties, Inc.                                     15,021             403,614
New York Mortgage Trust, Inc.                                         2,819              19,705
NorthStar Realty Finance Corp.                                       16,385              54,071
Omega Healthcare Investors, Inc.                                     17,052             271,638
One Liberty Properties, Inc.                                          2,734              40,080
PMC Commercial Trust                                                  3,323              25,919
PS Business Parks, Inc.                                               3,024             149,809
Parkway Properties, Inc.                                              4,016              44,216
Pebblebrook Hotel Trust                                               8,848             138,471
Pennsylvania Real Estate Investment Trust                             9,450              73,049
PennyMac Mortgage Investment Trust (c)                                4,147              65,937
Piedmont Office Realty Trust, Inc.                                   28,238             456,608
Post Properties, Inc. (b)                                             8,367             290,670
Potlatch Corp.                                                        6,557             206,677
RAIT Financial Trust                                                  5,407              18,330
RLJ Lodging Trust                                                     3,512              44,848
Ramco-Gershenson Properties Trust                                     7,193              58,983
Rayonier, Inc.                                                       20,013             736,278
Realty Income Corp.                                                  20,927             674,687
Redwood Trust, Inc.                                                  11,037             123,283
Regency Centers Corp.                                                14,675             518,468
Resource Capital Corp.                                               12,586              62,930
Retail Opportunity Investments Corp.                                  4,087              45,284
Roberts Realty Investors, Inc. (a)                                    1,339               2,102
SL Green Realty Corp.                                                14,065             817,880
Sabra Healthcare REIT Inc.                                            5,376              51,287
Saul Centers, Inc.                                                    1,678              56,733
Senior Housing Properties Trust                                      25,192             542,636
Sovran Self Storage, Inc.                                             4,578             170,164
Starwood Property Trust, Inc.                                        15,553             266,890
Strategic Hotel Capital, Inc. (a)                                    24,533             105,737
Sun Communities, Inc.                                                 3,841             135,165
Sunstone Hotel Investors, Inc. (a)                                   19,725             112,235
Supertel Hospitality, Inc. (a)                                       10,690               8,018
Tanger Factory Outlet Centers, Inc.                                  13,746             357,533
Taubman Centers, Inc.                                                 9,526             479,253
Terreno Realty Corp.                                                  3,682              47,240
Two Harbors Investment Corp.                                         23,639             208,732
UDR, Inc.                                                            35,923             795,335
UMH Properties, Inc.                                                  4,885              44,405
Universal Health Realty Income Trust                                  1,861              62,548
Urstadt Biddle Properties, Inc.                                       1,300              20,150
Urstadt Biddle Properties, Inc., Class A                              3,322              53,052
Walter Investment Management Corp.                                    4,753             108,986

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         22

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONCLUDED)
Washington Real Estate Investment Trust                              10,824        $    305,020
Weingarten Realty Investors                                          19,704             417,134
Winthrop Realty Trust                                                 4,508              39,175
iStar Financial, Inc. (a)                                            15,594              90,757
                                                                                   ------------
                                                                                     33,017,020
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES -- 5.4%
ACI Worldwide, Inc. (a)                                               5,725             157,666
Ansys, Inc. (a)(b)                                                   15,234             747,075
AOL, Inc. (a)                                                        18,160             217,920
Accelrys, Inc. (a)                                                   10,513              63,709
Acorn Energy, Inc.                                                      797               4,240
The Active Network, Inc. (a)                                            722              10,650
Actuate Corp. (a)                                                     8,953              49,421
Advent Software, Inc. (a)                                             5,652             117,844
Allscripts Healthcare Solutions, Inc. (a)                            31,058             559,665
American Software, Class A                                            5,042              36,555
Analysts International Corp. (a)                                      2,328               7,100
Ariba, Inc. (a)                                                      15,646             433,551
Aspen Technology, Inc. (a)                                           15,873             242,381
Atrinsic, Inc. (a)(b)                                                 3,100               6,975
Authentidate Holding Corp. (a)(b)                                    12,644              11,758
BigBand Networks, Inc. (a)                                           11,353              14,532
Blackbaud, Inc.                                                       7,490             166,802
Blackboard, Inc. (a)                                                  5,901             263,539
Bottomline Technologies, Inc. (a)(b)                                  5,693             114,657
BroadSoft, Inc. (a)                                                   3,382             102,644
BSQUARE Corp. (a)                                                     3,173              14,120
CACI International, Inc., Class A (a)(b)                              5,033             251,348
Ciber, Inc. (a)                                                      10,986              33,288
CSG Systems International, Inc. (a)                                   5,963              75,372
Cadence Design Systems, Inc. (a)                                     45,002             415,818
Calix, Inc. (a)                                                       5,953              46,433
Callidus Software, Inc. (a)                                           7,175              33,077
Clearwire Corp., Class A (a)(b)                                      17,433              40,619
Cogent Communications Group, Inc. (a)                                 8,632             116,100
CommVault Systems, Inc. (a)(b)                                        6,864             254,380
Computer Programs & Systems, Inc.                                     1,953             129,191
Computer Task Group, Inc. (a)                                         1,077              12,030
Concur Technologies, Inc. (a)                                         7,877             293,182
Crexendo, Inc.                                                        3,629              10,524
DST Systems, Inc.                                                     6,078             266,399
Datalink Corp. (a)                                                    1,272               8,650
DealerTrack Holdings, Inc. (a)                                        6,944             108,812
Deltek, Inc. (a)                                                      5,038              30,278
DemandTec, Inc. (a)                                                   5,861              38,331
Digimarc Corp. (a)                                                    1,594              40,456
Digital River, Inc. (a)                                               7,019             145,504
Dynamics Research Corp. (a)                                           2,023              18,045
EPIQ Systems, Inc.                                                    5,689              71,283
EarthLink, Inc.                                                      19,962             130,352
EasyLink Services International Corp. (a)                             1,268               5,503
Ebix, Inc. (a)(b)                                                     5,636              82,849
Envestnet, Inc. (a)                                                   2,291              22,910
Equinix, Inc. (a)                                                     7,773             690,476
Evolving Systems, Inc.                                                2,449              15,551
Fair Isaac Corp.                                                      6,760             147,571
FalconStor Software, Inc. (a)                                         7,449              21,751
Forrester Research, Inc.                                              2,544              82,705
Fortinet, Inc. (a)                                                   19,052             320,074
GSE Systems, Inc. (a)                                                 5,737              10,097
Gartner, Inc. (a)(b)                                                 14,348             500,315
Guidance Software, Inc. (a)                                           3,404              22,092
The Hackett Group, Inc. (a)                                           7,974              29,743
IAC/InterActiveCorp. (a)                                             14,879             588,464
ICG Group, Inc. (a)                                                   7,181              66,137
Immersion Corp. (a)                                                   5,688              34,014
Informatica Corp. (a)                                                17,561             719,123
Infospace, Inc. (a)                                                   7,800              65,208
Innodata Corp. (a)                                                    7,929              23,391
Interactive Intelligence Group (a)                                    2,664              72,328
Internap Network Services Corp. (a)                                   9,634              47,399
Internet Media Services, Inc. (a)                                     1,030                  82
IntraLinks Holdings, Inc. (a)                                         4,255              31,955
Ipass, Inc. (a)                                                       9,814              12,268
JDA Software Group, Inc. (a)                                          7,185             168,416
The Keyw Holding Corp. (a)                                            2,190              15,571
KIT Digital, Inc. (a)(b)                                              7,191              60,404
Kenexa Corp. (a)                                                      4,059              63,483
Keynote Systems, Inc.                                                 2,889              61,045
Limelight Networks, Inc. (a)                                         12,353              29,153
LivePerson, Inc. (a)                                                  8,720              86,764
LogMeIn, Inc. (a)                                                     3,191             105,973
LookSmart, Ltd. (a)                                                   9,057              11,955
Magma Design Automation, Inc. (a)                                    10,916              49,668
Manhattan Associates, Inc. (a)                                        3,840             127,027
Mastech Holdings, Inc. (a)                                              688               1,968
MedAssets, Inc. (a)                                                   8,808              84,645
Medidata Solutions, Inc. (a)                                          4,383              72,057
MedQuist Holdings, Inc. (a)                                           4,021              30,399
Mentor Graphics Corp. (a)                                            18,385             176,864
Merge Healthcare, Inc. (a)                                           10,412              63,409
Meru Networks, Inc. (a)(b)                                            2,243              18,280
MicroStrategy, Inc., Class A (a)                                      1,469             167,569
Mitek Systems, Inc. (a)                                               2,602              24,069
Monotype Imaging Holdings, Inc. (a)                                   4,579              55,543
Motricity, Inc. (a)                                                   3,302               5,580
Multiband Corp. (a)                                                   1,334               3,335
NCI, Inc., Class A (a)                                                1,565              18,670
NIC, Inc. (a)                                                        12,052             137,995
NetScout Systems, Inc. (a)                                            5,839              66,681
NetSuite, Inc. (a)                                                    5,026             135,752
Nuance Communications, Inc. (a)                                      37,549             764,498
Openwave Systems, Inc. (a)                                           16,576              25,859
Opnet Technologies, Inc.                                              2,566              89,579
PC-Tel, Inc. (a)                                                      4,095              25,184

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         23

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
PDF Solutions, Inc. (a)                                               4,992        $     20,367
PROS Holdings, Inc. (a)                                               3,955              50,980
Parametric Technology Corp. (a)                                      19,642             302,094
Pegasystems, Inc.                                                     2,743              83,963
Perficient, Inc. (a)                                                  6,361              46,563
Premiere Global Services, Inc. (a)                                    8,849              56,811
Progress Software Corp. (a)                                          11,204             196,630
QAD, Inc. (a)                                                           680               7,269
QAD, Inc. (a)                                                         1,349              13,692
QLIK Technologies, Inc. (a)                                          11,757             254,657
Quality Systems, Inc.                                                 3,105             301,185
Quest Software, Inc. (a)                                             10,495             166,661
Rackspace Hosting, Inc. (a)                                          18,136             619,163
RealPage, Inc. (a)                                                    4,491              91,841
Renaissance Learning, Inc.                                            1,973              33,107
RightNow Technologies, Inc. (a)(b)                                    4,564             150,840
RigNet, Inc. (a)                                                        590               9,458
Rosetta Stone, Inc. (a)                                               2,275              20,816
Rovi Corp. (a)(b)                                                    18,584             798,740
SRS Labs Inc. (a)                                                     2,800              20,048
SS&C Technologies Holdings, Inc. (a)                                  3,921              56,031
S1 Corp. (a)                                                          9,917              90,939
Saba Software, Inc. (a)                                               6,045              34,819
Sapient Corp. (a)                                                    18,207             184,619
Scientific Learning Corp. (a)                                         5,893              18,563
SciQuest, Inc. (a)                                                    1,726              25,786
Selectica, Inc. (a)                                                     570               2,212
Smith Micro Software, Inc. (a)                                        5,587               8,492
Softbrands, Inc.                                                        114                   2
SolarWinds, Inc. (a)                                                  8,708             191,750
Solera Holdings, Inc.                                                11,734             592,567
Sourcefire, Inc. (a)                                                  4,904             131,231
SuccessFactors, Inc. (a)                                             13,264             304,939
Synchronoss Technologies, Inc. (a)                                    5,161             128,561
Synopsys, Inc. (a)                                                   24,699             601,668
Syntel, Inc.                                                          2,633             113,719
TIBCO Software, Inc. (a)(b)                                          27,623             618,479
Taleo Corp., Class A (a)                                              6,878             176,902
Tangoe, Inc. (a)                                                        331               3,744
TeleCommunication Systems, Inc., Class A (a)                          8,584              29,615
TeleNav, Inc. (a)                                                     2,224              19,727
Tyler Technologies, Inc. (a)                                          5,814             146,978
Ultimate Software Group, Inc. (a)                                     4,675             218,416
Unisys Corp. (a)                                                      6,630             104,025
United Online, Inc.                                                  16,119              84,302
VASCO Data Security International, Inc. (a)                           5,143              26,281
Vmware, Inc. (a)                                                     10,676             858,137
Verint Systems, Inc. (a)                                              3,084              81,078
VirnetX Holding Corp. (a)(b)                                          7,004             104,990
Virtusa Corp. (a)                                                     3,029              39,983
Vocus, Inc. (a)                                                       3,474              58,224
Wave Systems Corp., Class A (a)                                      16,519              38,654
Web.Com Group, Inc. (a)                                               5,964              41,629
Websense, Inc. (a)                                                    6,304             109,059
Zanett, Inc. (a)                                                      3,536               1,061
Zix Corp. (a)                                                        12,496              33,364
athenahealth, Inc. (a)                                                5,933             353,310
iGate Corp.                                                           4,360              50,314
j2 Global Communications, Inc.                                        8,317             223,727
Support.com, Inc. (a)                                                10,175              20,147
                                                                                   ------------
                                                                                     21,444,606
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES -- 4.3%
A.M. Castle & Co. (a)                                                 3,325              36,375
A1 ABM Industries, Inc.                                               7,004             133,496
ADA-ES, Inc. (a)                                                        659              10,089
AMN Healthcare Services, Inc. (a)                                     7,106              28,495
AMREP Corp. (a)                                                         500               3,625
APAC Customer Services, Inc. (a)                                      6,987              59,529
Acacia Research - Acacia Technologies (a)                             6,910             248,691
The Advisory Board Co. (a)                                            2,741             176,877
Alliance Data Systems Corp. (a)                                       8,624             799,445
American Dental Partners, Inc. (a)                                    3,213              31,038
American Reprographics Co. (a)                                        6,149              20,661
Applied Industrial Technologies, Inc.                                 6,142             166,817
Barnes Group, Inc.                                                    7,582             145,953
Barrett Business Services, Inc.                                       1,450              20,213
Black Box Corp.                                                       2,712              57,901
Booz Allen Hamilton Holding Corp. (a)                                 2,183              32,461
The Brink's Co.                                                       7,567             176,387
Broadridge Financial Solutions LLC                                   20,710             417,099
CBIZ, Inc. (a)                                                        7,426              48,937
CDI Corp.                                                             2,270              24,244
CRA International, Inc. (a)                                           2,124              42,501
Cardtronics, Inc. (a)                                                 6,538             149,851
Casella Waste Systems, Inc. (a)                                       5,838              30,708
Cass Information Systems, Inc.                                        1,584              49,183
Cenveo, Inc. (a)                                                     11,102              33,417
Champion Industries, Inc. (a)                                         3,410               4,160
Clean Harbors, Inc. (a)                                               7,868             403,628
Coinstar, Inc. (a)(b)                                                 4,920             196,800
Comfort Systems USA, Inc.                                             6,188              51,484
Consolidated Graphics, Inc. (a)                                       1,808              66,046
Convergys Corp. (a)                                                  17,853             167,461
CoreLogic, Inc. (a)                                                  17,775             189,659
Corporate Executive Board Co.                                         5,717             170,367
Corrections Corp. of America (a)                                     18,007             408,579
CoStar Group, Inc. (a)                                                3,779             196,395
Crawford & Co., Class B                                               4,940              26,478
Cross Country Healthcare, Inc. (a)                                    5,581              23,329
DXP Enterprises, Inc. (a)                                             1,744              32,840
Deluxe Corp.                                                          8,544             158,918
Dice Holdings, Inc. (a)                                               8,809              68,886
DigitalGlobe, Inc. (a)                                                5,680             110,362
Document Security Systems, Inc. (a)                                   5,925              17,182
The Dolan Co. (a)                                                     5,142              46,227
ENGlobal Corp. (a)                                                    5,145              13,943
Emdeon, Inc., Class A (a)                                             7,740             145,435
EnergySolutions, Inc. (a)                                            15,176              53,571

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         24

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES (CONCLUDED)
Ennis, Inc. (a)                                                       4,246        $     55,453
Euronet Worldwide, Inc. (a)                                           8,189             128,895
ExamWorks Group Inc. (a)                                              5,054              51,450
ExlService Holdings, Inc. (a)                                         3,211              70,642
Exponent, Inc. (a)(b)                                                 2,625             108,491
FTI Consulting, Inc. (a)(b)                                           6,984             257,081
FleetCor Technologies, Inc. (a)                                       5,315             139,572
Franklin Covey Co. (a)                                                3,300              25,080
Frontline Capital Group                                                 300                  --
Fuel Tech, Inc. (a)                                                   4,103              23,879
Furmamite Corp. (a)                                                   7,089              38,351
G&K Services, Inc., Class A                                           3,060              78,152
GP Strategies Corp. (a)                                               3,156              31,528
Genpact Ltd. (a)                                                     17,515             252,041
The Geo Group, Inc. (a)                                              10,725             199,056
GeoEye, Inc. (a)                                                      3,576             101,380
Global Cash Access, Inc. (a)                                          5,824              14,909
Global Payments, Inc.                                                13,406             541,468
Global Power Equipment Group, Inc. (a)                                1,933              44,981
Harris Interactive, Inc. (a)                                         12,240               5,998
Heartland Payment Systems, Inc.                                       6,517             128,515
Heidrick & Struggles International, Inc.                              2,945              48,445
Heritage-Crystal Clean, Inc. (a)                                        455               8,263
Higher One Holdings, Inc. (a)(b)                                      4,863              79,121
Hudson Highland Group, Inc. (a)                                       5,909              20,209
Huron Consulting Group, Inc. (a)                                      3,969             123,555
ICF International, Inc. (a)                                           3,081              57,954
Innerworkings, Inc. (a)                                               5,536              43,402
Insperity Inc.                                                        3,896              86,686
Interline Brands, Inc. (a)                                            5,400              69,498
Jack Henry & Associates, Inc.                                        14,340             415,573
Kaman Corp., Class A                                                  4,265             118,780
Kelly Services, Inc., Class A                                         4,545              51,813
Kforce, Inc. (a)                                                      6,978              68,454
Korn/Ferry International (a)(b)                                       7,862              95,838
Lawson Products, Inc.                                                   376               5,084
Lender Processing Services, Inc.                                     14,188             194,234
Lincoln Educational Services Corp.                                    3,628              29,351
LinkedIn Corp. (a)(b)                                                 1,015              79,251
Lionbridge Technologies, Inc. (a)                                    11,307              27,815
M&F Worldwide Corp. (a)                                               1,811              44,587
MAXIMUS, Inc.                                                         5,809             202,734
MSC Industrial Direct Co., Class A                                    7,199             406,456
MWI Veterinary Supply, Inc. (a)                                       2,121             145,967
Management Network Group, Inc. (a)                                      780               1,576
Manpower, Inc.                                                       13,290             446,810
McGrath RentCorp                                                      4,003              95,231
Metalico, Inc. (a)                                                    8,534              33,283
Michael Baker Corp. (a)                                               1,409              26,954
Mistras Group, Inc. (a)                                               3,142              55,174
Mobile Mini, Inc. (a)                                                 6,485             106,613
Moduslink Global Solutions, Inc. (a)                                  8,929              31,162
Nalco Holding Co.                                                    22,774             796,635
Navigant Consulting, Inc. (a)                                         8,784              81,428
NeuStar, Inc., Class A (a)                                           10,500             263,970
Odyssey Marine Exploration, Inc. (a)(b)                              13,461              33,114
On Assignment, Inc. (a)                                               6,574              46,478
Online Resources Corp. (a)                                            5,364              13,678
PRGX Global, Inc. (a)                                                 4,479              21,141
Park-Ohio Holdings Corp. (a)                                          1,500              18,015
Perma-Fix Environmental Services (a)                                 14,081              16,897
PowerSecure International, Inc. (a)                                   3,749              17,733
Quad/Graphics, Inc.                                                   4,285              77,430
RPX Corp. (a)                                                           381               7,890
RSC Holdings, Inc. (a)                                               10,819              77,139
Rentrak Corp. (a)                                                     2,028              25,533
Resources Connection, Inc.                                            7,990              78,142
SYKES Enterprises, Inc. (a)                                           7,227             108,044
Schnitzer Steel Industries, Inc., Class A                             4,042             148,746
School Specialty, Inc. (a)                                            2,636              18,795
ServiceSource International, Inc. (a)                                 2,839              37,503
Sharps Compliance Corp. (a)(b)                                        3,400              15,334
The Standard Register Co.                                             2,775               7,021
Startek, Inc. (a)                                                     3,021               8,610
Stream Global Services, Inc. (a)(b)                                   1,732               3,568
Swisher Hygiene, Inc. (a)                                            17,721              71,770
Team, Inc. (a)                                                        3,505              73,535
TeleTech Holdings, Inc. (a)                                           5,279              80,452
Tetra Tech, Inc. (a)                                                 10,651             199,600
Tier Technologies, Inc., Class B (a)                                  3,682              13,587
Towers Watson & Co.                                                   9,060             541,607
TrueBlue, Inc. (a)                                                    7,534              85,360
URS Corp. (a)                                                        12,800             379,648
US Ecology, Inc.                                                      3,712              57,425
Unifirst Corp.                                                        2,483             112,455
United Rentals, Inc. (a)                                             10,525             177,241
United Stationers, Inc.                                               7,583             206,637
Universal Technical Institute, Inc. (a)                               3,697              50,242
Verisk Analytics, Inc. (a)                                           20,882             726,067
Viad Corp.                                                            3,486              59,192
VistaPrint NV (a)(b)                                                  6,698             181,047
Waste Connections, Inc.                                              19,215             649,851
Wright Express Corp. (a)                                              6,423             244,331
                                                                                   ------------
                                                                                     16,845,429
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 6.4%
3D Systems Corp. (a)                                                  7,256             101,511
Adtran, Inc.                                                         10,523             278,439
ATMI, Inc. (a)                                                        5,161              81,647
AXT, Inc. (a)                                                         6,038              30,432
Acme Packet, Inc. (a)                                                 9,854             419,682
Advanced Analogic Technologies, Inc. (a)                              7,926              34,320
Advanced Energy Industries, Inc. (a)                                  6,129              52,832
Agilysys, Inc. (a)                                                    3,303              23,550

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         25

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
Alliance Fiber Optic Products, Inc.(a)                                1,682        $     12,043
Amkor Technology, Inc. (a)                                           17,070              74,425
Amtech Systems, Inc. (a)                                              1,726              13,808
Anadigics, Inc. (a)                                                  11,928              25,764
Applied Micro Circuits Corp. (a)                                     10,875              58,399
Arris Group, Inc. (a)                                                20,161             207,658
Aruba Networks, Inc. (a)                                             14,251             297,988
Atmel Corp. (a)                                                      71,389             576,109
Audiovox Corp., Class A (a)                                           3,047              16,728
AuthenTec, Inc. (a)                                                   8,636              28,153
Aviat Networks, Inc. (a)                                             10,738              25,234
Aware, Inc. (a)                                                       5,193              14,644
Axcelis Technologies, Inc. (a)                                       18,177              21,812
Blue Coat Systems, Inc. (a)                                           7,288             101,157
Brightpoint, Inc. (a)                                                11,360             104,626
Brocade Communications Systems, Inc. (a)                             74,091             320,073
Brooks Automation, Inc.                                              10,929              89,071
CVD Equipment Corp. (a)                                                 290               3,915
Cabot Microelectronics Corp. (a)(b)                                   3,867             132,986
CalAmp Corp. (a)                                                      6,120              19,645
Cavium, Inc. (a)                                                      8,184             221,050
Ceva, Inc. (a)                                                        3,918              95,247
Ciena Corp. (a)                                                      15,441             172,939
Cirrus Logic, Inc. (a)                                               11,224             165,442
Clearfield, Inc. (a)                                                    418               2,466
Cohu, Inc.                                                            3,477              34,353
Comtech Telecommunications Corp.                                      4,366             122,641
Concurrent Computer Corp. (a)                                         2,830              15,791
Cray, Inc. (a)                                                        6,145              32,630
Cree, Inc. (a)                                                       18,025             468,290
Cymer, Inc. (a)                                                       4,585             170,470
Cypress Semiconductor Corp. (a)                                      28,269             423,187
DSP Group, Inc. (a)                                                   4,262              25,146
Dataram Corp. (a)                                                     6,622               8,741
Dialogic, Inc. (a)(b)                                                 3,072               5,683
Diebold, Inc.                                                        10,766             296,173
Digi International, Inc. (a)                                          4,559              50,149
Diodes, Inc. (a)                                                      5,782             103,613
Ditech Networks, Inc. (a)                                             8,978               9,337
Dot Hill Systems Corp. (a)                                           11,820              17,848
Dycom Industries, Inc. (a)(b)                                         6,150              94,095
EchoStar Corp. Class A (a)                                            6,518             147,372
Electronics for Imaging, Inc. (a)                                     8,009             107,881
Emcore Corp. (a)(b)                                                  15,059              14,908
Emulex Corp. (a)                                                     14,724              94,234
Entegris, Inc. (a)                                                   22,432             143,116
Entropic Communications, Inc. (a)                                    13,247              54,710
Exar Corp. (a)                                                        6,601              37,692
Extreme Networks, Inc. (a)                                           16,636              44,085
FSI International, Inc. (a)                                           6,525              12,332
Fairchild Semiconductor International, Inc. (a)                      21,022             227,038
FiberTower Corp. (a)                                                 10,683              10,127
Finisar Corp. (a)                                                    14,829             260,101
Formfactor, Inc. (a)                                                  8,793              54,780
Fusion-io, Inc. (a)                                                   1,356              25,764
GSI Technology, Inc. (a)                                              3,599              17,707
GTSI Corp. (a)                                                        2,177              10,014
Garmin Ltd.                                                          19,748             627,394
Globecomm Systems, Inc. (a)                                           4,132              55,823
Harmonic, Inc. (a)                                                   19,051              81,157
Hittite Microwave Corp. (a)(b)                                        4,551             221,634
Hutchinson Technology, Inc. (a)                                       5,295              10,378
ID Systems, Inc. (a)                                                  3,969              20,242
IXYS Corp. (a)                                                        4,222              45,935
Identive Group, Inc. (a)                                             10,686              21,265
Ikanos Communications, Inc. (a)                                       8,600               7,396
Imation Corp. (a)                                                     5,372              39,269
Infinera Corp. (a)                                                   16,768             129,449
Infosonics Corp. (a)                                                  3,600               1,980
Ingram Micro, Inc., Class A (a)                                      25,241             407,137
Inphi Corp. (a)                                                       2,761              24,214
Insight Enterprises, Inc. (a)                                         7,613             115,261
Integrated Device Technology, Inc. (a)                               25,259             130,084
Integrated Silicon Solutions, Inc. (a)                                4,472              34,926
InterDigital, Inc. (b)                                                7,376             343,574
Intermec, Inc. (a)                                                    8,033              52,375
International Rectifier Corp. (a)(b)                                 11,305             210,499
Intersil Corp., Class A                                              20,142             207,261
Ixia (a)                                                              8,744              67,066
KVH Industries, Inc. (a)                                              2,793              22,093
Kopin Corp. (a)                                                      11,681              40,066
Kulicke & Soffa Industries, Inc. (a)                                 11,828              88,237
LRAD Corp. (a)                                                        6,254              11,507
LTX-Credence Corp. (a)                                                8,341              44,124
Lam Research Corp. (a)                                               20,639             783,869
Lantronix, Inc. (a)                                                   3,162               5,818
Lattice Semiconductor Corp. (a)                                      19,699             103,420
Loral Space & Communications Ltd. (a)                                 1,929              96,643
Micros Systems, Inc. (a)                                             13,428             589,624
MIPS Technologies, Inc. (a)                                           9,304              45,031
MKS Instruments, Inc.                                                 8,474             183,971
Marvell Technology Group Ltd. (a)                                    86,086           1,250,830
Mattson Technology, Inc. (a)                                         11,237              13,147
Maxim Integrated Products, Inc.                                      48,846           1,139,577
MaxLinear, Inc., Class A (a)                                          2,382              15,388
Mercury Computer Systems, Inc. (a)                                    4,991              57,397
Micrel, Inc.                                                          8,177              77,436
Microsemi Corp. (a)                                                  14,211             227,092
Mindspeed Technologies, Inc. (a)                                      5,964              31,013
Monolithic Power Systems, Inc. (a)                                    5,887              59,930
MoSys, Inc. (a)                                                       6,968              25,503
NCR Corp. (a)                                                        26,344             444,950
Nanometrics, Inc. (a)                                                 3,600              52,200
NeoPhotonics Corp. (a)                                                1,562              10,747
NETGEAR, Inc. (a)                                                     6,176             159,897
NetList, Inc. (a)(b)                                                  6,978               8,374
Netlogic Microsystems, Inc. (a)                                      11,352             546,145

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         26

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONCLUDED)
Network Engines, Inc. (a)                                             7,500        $      8,700
Network Equipment Technologies, Inc. (a)                              7,661              14,862
Neutral Tandem, Inc. (a)                                              6,304              61,023
Novatel Wireless, Inc. (a)                                            5,930              17,909
OCZ Technology Group, Inc. (a)(b)                                     6,398              31,030
ON Semiconductor Corp. (a)                                           73,371             526,070
Oclaro, Inc. (a)                                                      8,657              31,511
Omnivision Technologies, Inc. (a)                                     9,607             134,882
Oplink Communications, Inc. (a)                                       3,465              52,460
OpNext, Inc. (a)                                                      9,071              11,339
Optical Cable Corp.                                                   3,094               9,932
Overland Storage, Inc. (a)                                            5,952              14,404
PAR Technology Corp. (a)                                              2,549               8,539
PC Connection, Inc. (a)                                               3,000              23,940
PLX Technology, Inc. (a)                                              8,740              26,307
PMC-Sierra, Inc. (a)                                                 38,155             228,167
ParkerVision, Inc. (a)(b)                                             4,428               3,976
Pendrell Corp. (a)                                                   22,227              50,011
Performance Technologies, Inc. (a)                                    1,109               2,185
Pericom Semiconductor Corp. (a)                                       4,392              32,545
Photronics, Inc. (a)                                                  8,900              44,322
Pixelworks, Inc. (a)                                                  4,869              10,371
Plantronics, Inc.                                                     7,722             219,691
Polycom, Inc. (a)                                                    29,052             533,685
Power Integrations, Inc.                                              4,721             144,510
Preformed Line Products Co.                                             447              20,473
Presstek, Inc. (a)                                                    7,696               5,187
Procera Networks, Inc. (a)                                              947               9,091
Qlogic Corp. (a)                                                     17,367             220,214
Quantum Corp. (a)                                                    38,734              70,109
QuickLogic Corp. (a)(b)                                               8,152              19,076
RF Micro Devices, Inc. (a)                                           44,858             284,400
Radisys Corp. (a)                                                     3,946              24,150
Rambus, Inc. (a)                                                     16,647             233,058
Ramtron International Corp. (a)                                       3,634               7,159
Rimage Corp. (a)                                                      2,112              26,717
Riverbed Technology, Inc. (a)                                        25,376             506,505
Rudolph Technologies, Inc. (a)                                        5,547              37,109
STEC, Inc. (a)                                                        7,143              72,430
SYNNEX Corp. (a)                                                      3,732              97,778
ScanSource, Inc. (a)(b)                                               4,454             131,660
SeaChange International, Inc. (a)                                     5,210              40,117
Seagate Technology Plc                                               70,359             723,291
Semtech Corp. (a)                                                    10,686             225,475
Shoretel, Inc. (a)                                                    4,618              22,998
Sigma Designs, Inc. (a)                                               5,336              41,834
Silicon Graphics International Corp. (a)                              5,089              60,661
Silicon Image, Inc. (a)                                              13,433              78,852
Silicon Laboratories, Inc. (a)(b)                                     7,259             243,249
Skyworks Solutions, Inc. (a)                                         30,624             549,395
Sonic Foundry, Inc. (a)                                               1,344              11,666
Sonus Networks, Inc. (a)                                             34,942              75,824
Spansion, Inc., Class A (a)                                           7,722              94,363
Standard Microsystems Corp. (a)                                       3,790              73,526
Stratasys, Inc. (a)                                                   3,669              68,023
Super Micro Computer, Inc. (a)                                        4,634              58,064
Superconductor Technologies, Inc. (a)(b)                              7,509              11,264
Supertex, Inc. (a)                                                    1,906              32,974
Sycamore Networks, Inc.                                               3,263              58,897
Symmetricom, Inc. (a)                                                 7,895              34,264
Synaptics, Inc. (a)                                                   5,787             138,309
Systemax, Inc. (a)                                                      741               9,426
TNS, Inc. (a)                                                         4,545              85,446
Tech Data Corp. (a)                                                   7,506             324,484
Tegal Corp. (a)                                                         409                 757
Tekelec (a)                                                          10,303              62,230
Telular Corp.                                                         3,516              20,744
Tessera Technologies, Inc. (a)                                        8,309              99,209
Transact Technologies, Inc. (a)                                       2,378              19,500
Transwitch Corp. (a)                                                  5,338              12,598
Trident Microsystems, Inc. (a)                                       14,102               7,333
TriQuint Semiconductor, Inc. (a)                                     26,905             135,063
USA Technologies, Inc. (a)                                            1,411               1,707
UTStarcom Holdings Corp. (a)                                         23,521              23,991
Ultra Clean Holdings, Inc. (a)                                        4,063              17,430
Ultratech, Inc. (a)                                                   4,368              74,911
Varian Semiconductor Equipment Associates, Inc. (a)                  12,244             748,721
VeriFone Systems, Inc. (a)                                           16,953             593,694
Viasat, Inc. (a)(b)                                                   6,854             228,307
Vitesse Semiconductor Corp. (a)                                       2,143               6,322
Volterra Semiconductor Corp. (a)                                      4,315              82,977
Westell Technologies, Inc., Class A (a)                              10,517              22,717
Zhone Technologies, Inc. (a)                                          5,499               6,544
iGO, Inc. (a)                                                         8,187              10,479
                                                                                   ------------
                                                                                     25,197,274
-----------------------------------------------------------------------------------------------
TOBACCO -- 0.1%
Alliance One International, Inc. (a)                                 14,699              35,865
Schweitzer-Mauduit International, Inc.                                2,858             159,676
Star Scientific, Inc. (a)(b)                                         20,560              47,494
Universal Corp.                                                       3,637             130,423
Vector Group Ltd.                                                     7,018             120,573
                                                                                   ------------
                                                                                        494,031
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE -- 3.9%
AFC Enterprises, Inc. (a)                                             4,883              57,766
AMR Corp. (a)(b)                                                     55,625             164,650
Alaska Air Group, Inc. (a)                                            6,096             343,144
Allegiant Travel Co. (a)                                              2,623             123,622
Ambassadors Group, Inc.                                               3,990              22,863
Ameristar Casinos, Inc.                                               5,388              86,477
Avis Budget Group, Inc. (a)                                          17,376             168,026
BJ's Restaurants, Inc. (a)                                            4,065             179,307
Bally Technologies, Inc. (a)                                          8,919             240,635
Benihana, Inc., Class A (a)                                           2,261              19,467
Biglari Holdings, Inc. (a)                                              222              65,799
Bluegreen Corp. (a)                                                   3,746               7,867
Bob Evans Farms, Inc.                                                 4,880             139,178
Boyd Gaming Corp. (a)                                                 9,162              44,894
Bravo Brio Restaurant Group, Inc. (a)                                 2,084              34,678

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         27

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE (CONCLUDED)
Brinker International, Inc.                                           14,635       $    306,164
Buffalo Wild Wings, Inc. (a)                                           3,118            186,456
CEC Entertainment, Inc.                                                3,413             97,168
Caribou Coffee Co., Inc. (a)                                           2,433             28,758
Carmike Cinemas, Inc. (a)                                              2,993             19,784
Carrols Restaurant Group, Inc. (a)                                       610              5,429
Century Casinos, Inc. (a)                                              5,916             15,500
The Cheesecake Factory, Inc. (a)                                       9,098            224,266
Choice Hotels International, Inc.                                      5,371            159,626
Churchill Downs, Inc.                                                  2,085             81,378
Cinemark Holdings, Inc.                                               14,749            278,461
Cosi, Inc. (a)(b)                                                     11,696              8,421
Cracker Barrel Old Country Store, Inc.                                 3,790            151,903
Delta Air Lines, Inc. (a)                                            139,745          1,048,087
Denny's Corp. (a)                                                     18,631             62,041
DineEquity, Inc. (a)                                                   2,819            108,503
Dollar Thrifty Automotive Group, Inc. (a)(b)                           4,431            249,465
Domino's Pizza, Inc. (a)(b)                                            9,109            248,220
Dover Downs Gaming & Entertainment, Inc.                               3,391              7,630
Dover Motorsports, Inc. (a)                                            4,712              5,749
Dunkin' Brands Group, Inc. (a)                                         2,945             81,576
Einstein Noah Restaurant Group, Inc.                                   1,303             16,717
Empire Resorts, Inc. (a)                                               8,030              6,344
Entertainment Gaming Asia, Inc. (a)                                    7,758              2,017
Famous Dave's of America, Inc. (a)                                     1,886             16,238
Flanigan's Enterprises, Inc.                                             200              1,418
Full House Resorts, Inc. (a)                                           4,563             12,503
Gaming Partners International Corp.                                    1,400              9,240
Gaylord Entertainment Co. (a)                                          7,039            136,134
Great Wolf Resorts, Inc. (a)                                           7,564             19,364
Hawaiian Holdings, Inc. (a)                                            8,732             36,762
Hertz Global Holdings, Inc. (a)                                       38,908            346,281
HomeAway, Inc. (a)                                                       596             20,037
Hyatt Hotels Corp. (a)                                                 6,181            193,898
International Speedway Corp., Class A                                  4,504            102,871
Interval Leisure Group, Inc. (a)                                       6,803             90,616
Isle of Capri Casinos, Inc. (a)                                        3,944             19,089
Jack in the Box, Inc. (a)                                              8,352            166,372
JetBlue Airways Corp. (a)                                             40,878            167,600
Krispy Kreme Doughnuts, Inc. (a)                                      10,310             70,314
Las Vegas Sands Corp. (a)                                             65,314          2,504,139
Life Time Fitness, Inc. (a)                                            6,576            242,326
Live Nation Entertainment, Inc. (a)                                   25,846            207,026
Luby's, Inc. (a)                                                       4,339             17,790
MGM Resorts International (a)                                         53,142            493,689
MTR Gaming Group, Inc. (a)                                             5,353             10,492
Madison Square Garden, Inc. (a)                                       10,077            229,756
Marcus Corp.                                                           3,289             32,726
McCormick & Schmick's Seafood Restaurants, Inc. (a)                    2,870             19,860
Monarch Casino & Resort, Inc. (a)                                      1,900             18,582
Morgans Hotel Group Co. (a)                                            6,162             36,910
Multimedia Games Holding Co., Inc. (a)                                 4,325             17,473
O'Charleys, Inc. (a)                                                   3,371             20,024
Orbitz Worldwide, Inc. (a)                                             6,015             13,053
Orient Express Hotels Ltd., Class A (a)                               15,263            105,467
P.F. Chang's China Bistro, Inc. (a)                                    3,774            102,804
Panera Bread Co., Class A (a)                                          5,047            524,585
Papa John's International, Inc. (a)                                    3,532            107,373
Peet's Coffee & Tea, Inc. (a)                                          2,289            127,360
Penn National Gaming, Inc. (a)                                        11,251            374,546
Pinnacle Airlines Corp. (a)                                            3,774             11,058
Pinnacle Entertainment, Inc. (a)                                       9,979             90,609
Premier Exhibitions, Inc. (a)                                          9,041             16,907
Reading International, Inc., Class A (a)                               6,273             26,974
Red Lion Hotels Corp. (a)                                              3,525             23,653
Red Robin Gourmet Burgers, Inc. (a)                                    2,483             59,815
Regal Entertainment Group, Series A                                   13,615            159,840
Republic Airways Holdings, Inc. (a)                                    7,300             20,659
Rick's Cabaret International, Inc. (a)                                 2,300             15,433
Royal Caribbean Cruises Ltd.                                          22,312            482,832
Ruby Tuesday, Inc. (a)                                                10,815             77,435
Ruth's Hospitality Group, Inc. (a)                                     5,787             24,826
Scientific Games Corp., Class A (a)                                   11,614             82,692
Shuffle Master, Inc. (a)                                               9,147             76,926
Six Flags Entertainment Corp.                                          9,051            250,894
SkyWest, Inc.                                                          7,905             90,987
Sonic Corp. (a)                                                       10,729             75,854
Speedway Motorsports, Inc.                                             1,639             19,799
Spirit Airlines, Inc. (a)                                              1,997             24,962
Steiner Leisure Ltd. (a)                                               2,462            100,376
Texas Roadhouse, Inc., Class A                                         9,997            132,160
Town Sports International Holdings, Inc. (a)                           3,387             24,590
Travelzoo, Inc. (a)(b)                                                 1,210             26,608
US Airways Group, Inc. (a)                                            26,821            147,515
United Continental Holdings, Inc. (a)                                 54,913          1,064,214
Vail Resorts, Inc.                                                     5,977            225,871
Vanguard Airlines, Inc. (a)                                              200                 --
WMS Industries, Inc. (a)(b)                                            9,430            165,874
Wendys                                                                53,209            244,229
World Wrestling Entertainment, Inc. (b)                                4,775             42,545
Zipcar, Inc. (a)(b)                                                      790             14,220
                                                                                   ------------
                                                                                     15,533,111
-----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 98.2%                                                         387,006,992
===============================================================================================

===============================================================================================

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         28

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                   BENEFICIAL
                                                                    INTEREST
OTHER INTERESTS (d)                                                  (000)             VALUE
-----------------------------------------------------------------------------------------------
CHEMICALS -- 0.0%
Eden Bioscience Liquidating Trust                                    --(e)         $        379
-----------------------------------------------------------------------------------------------
TOTAL OTHER INTERESTS - 0.0%                                                                379
===============================================================================================

===============================================================================================

RIGHTS                                                               SHARES
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 0.0%
Avigen, Inc.                                                           1                     40
Ligand Pharmaceuticals, Inc. (a)                                       4                     --
                                                                                   ------------
                                                                                             40
-----------------------------------------------------------------------------------------------
TOTAL RIGHTS - 0.0%                                                                          40
===============================================================================================

===============================================================================================

WARRANTS (f)
-----------------------------------------------------------------------------------------------
BANKS -- 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14) (a)                  249                     50
-----------------------------------------------------------------------------------------------
TOTAL WARRANTS - 0.0%                                                                        50
-----------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS (COST - $389,838,878) - 98.2%                           387,007,461
===============================================================================================

===============================================================================================

SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Funds, TempCash, Institutional Class,
 0.09% (c)(g)                                                        6,689,458     $  6,689,458
-----------------------------------------------------------------------------------------------

                                                                   BENEFICIAL
                                                                    INTEREST
                                                                     (000)
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC Money Market Series,
 0.16% (c)(g)(h)                                                     $    245           244,461
-----------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(COST - $6,933,919) - 1.7%                                                            6,933,919
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST - $396,772,797*) - 99.9%                                    393,941,380
OTHER ASSETS LESS LIABILITIES - 0.1%                                                    254,626
                                                                                   ------------
NET ASSETS - 100.0%                                                                $394,196,006
                                                                                   ============
-----------------------------------------------------------------------------------------------
*    The cost and unrealized appreciation (depreciation) of investments as of September 30,
     2011, as computed for federal income tax purposes, were as follows:
     Aggregate cost............................................................... $396,772,797
                                                                                   ============
     Gross unrealized appreciation................................................ $ 66,865,772
     Gross unrealized depreciation................................................  (69,697,189)
                                                                                   ------------
     Net unrealized depreciation.................................................. $ (2,831,417)
                                                                                   ============

(a)  Non-income producing security.
(b)  Security, or a portion of security, is on loan.

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         29

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

(c) Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                          SHARES          SHARES/        SHARES          SHARES
                          HELD AT       BENEFICIAL     BENEFICIAL        HELD AT        VALUE AT
                        DECEMBER 31,     INTEREST       INTEREST      SEPTEMBER 30,   SEPTEMBER 30,
AFFILIATE                  2010         PURCHASED         SOLD            2011            2011         REALIZED LOSS      INCOME
-------------------------------------------------------------------------------------------------------------------------------
BlackRock, Inc.              14,594           504          14,594                --            --         $489,873     $ 20,760
BlackRock Liquidity
 Funds, TempCash,
 Institutional Class      8,555,086            --      (1,865,628)(1)     6,689,458     6,689,458               --       13,209
BlackRock Liquidity
 Series, LLC Money
 Market Series           $9,000,044            --     $(8,755,583)(1)    $  244,461    $  244,461               --      152,671
PennyMac Mortgage
 Investment Trust             2,935         1,212              --             4,147        65,937               --        5,048
-------------------------------------------------------------------------------------------------------------------------------

    (1)Represents net shares/ beneficial interest sold.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e) Amount is less than $1,000.
(f) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g) Represents the current yield as of report date.
(h) Security was purchased with the cash collateral from loaned securities.

o Financial Futures contracts purchased as of September 30, 2011 were as follows:

------------------------------------------------------------------------------------------------------------------
                                                                                  NOTIONAL             UNREALIZED
    CONTRACTS            ISSUE            EXCHANGE            EXPIRATION            VALUE             APPRECIATION
------------------------------------------------------------------------------------------------------------------
                     Russell 2000        ICE Futures           December
       60               EMINI            US Indices              2011           $ 3,849,000            $  (171,321)
                     S&P MID 400          Chicago              December
       48               EMINI            Mercantile              2011           $ 3,738,720               (216,280)
------------------------------------------------------------------------------------------------------------------
  Total                                                                                                $  (387,601)
                                                                                                       -----------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

    o Level 1 -- price quotations in active markets/exchanges for identical assets and liabilities

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         30

================================================================================

SCHEDULE OF INVESTMENTS (concluded)          MASTER EXTENDED MARKET INDEX SERIES

    o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Series' perceived risk of investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of Series' investments and derivative financial instruments:

--------------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                  LEVEL 1           LEVEL 2        LEVEL 3            TOTAL
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Common Stocks:
 Aerospace & Defense                           $  5,078,460              --             --        $  5,078,460
 Alternative Energy                                 525,393              --             --             525,393
 Automobiles & Parts                              7,921,934              --             --           7,921,934
 Banks                                           18,413,554        $    326             --          18,413,880
 Beverages                                        1,340,255              --             --           1,340,255
 Chemicals                                        9,772,669              --             --           9,772,669
 Construction & Materials                         6,980,163              --             --           6,980,163
 Electricity                                      9,067,239              --             --           9,067,239
 Electronic & Electrical Equipment               12,119,838              --             --          12,119,838
 Energy Equipment & Services                        923,725              45             --             923,770
 Financial Services                              10,734,416           2,955             --          10,737,371
 Fixed Line Telecommunications                    3,152,276              --             --           3,152,276
 Food & Drug Retailers                            2,365,628              --             --           2,365,628
 Food Producers                                   9,640,354              --             --           9,640,354
 Forestry & Paper                                 1,440,556              --             --           1,440,556
 Gas, Water & Multi-Utilities                     7,164,350              --             --           7,164,350
 General Industrials                              5,146,401              --             --           5,146,401
 General Retailers                               21,062,257              --             --          21,062,257
 Health Care Equipment & Services                22,031,255              --             --          22,031,255
 Household Goods & Home Construction              7,715,746              --             --           7,715,746
 Industrial Engineering                          11,623,923              --             --          11,623,923
 Industrial Metals & Mining                       2,278,926              --             --           2,278,926
 Industrial Transportation                        6,289,581              --             --           6,289,581
 Leisure Goods                                    2,939,879              --             --           2,939,879
 Life Insurance                                   1,580,496              --             --           1,580,496
 Media                                           12,475,038              --             --          12,475,038
 Metals & Mining                                    704,868              --             --             704,868
 Mining                                           3,690,717              --             --           3,690,717
 Mobile Telecommunications                        3,841,634              --             --           3,841,634
 Nonlife Insurance                               14,196,740              --             --          14,196,740
 Oil & Gas Equipment & Services                     103,110              --             --             103,110
 Oil & Gas Exploration & Production               1,674,067              --             --           1,674,067
 Oil & Gas Producers                             11,597,121        $  1,234             --          11,598,355
 Oil Equipment, Services & Distribution           8,356,744              --             --           8,356,744
 Oil, Gas & Consumable Fuels                      1,248,083              --             --           1,248,083
 Personal Goods                                   6,415,456              --             --           6,415,456
 Pharmaceuticals & Biotechnology                 20,701,638              --             --          20,701,638
 Real Estate Investment & Services                2,156,471              --             --           2,156,471
 Real Estate Investment Trusts (REITs)           33,017,020              --             --          33,017,020
 Software & Computer Services                    21,444,604              --           $  2          21,444,606
 Support Services                                16,845,429              --             --          16,845,429
 Technology Hardware & Equipment                 25,197,274              --             --          25,197,274
 Tobacco                                            494,031              --             --             494,031
 Travel & Leisure                                15,533,111              --             --          15,533,111
Other Interests:
 Chemicals                                               --              --            379                 379
Rights:
 Pharmaceuticals & Biotechnology                         --              --             40                  40
Warrants:
 Banks                                                   50              --             --                  50
Short-Term Securities                             6,689,458         244,461             --           6,933,919
--------------------------------------------------------------------------------------------------------------
TOTAL                                          $393,691,938        $249,021           $421        $393,941,380
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Derivative Financial Instruments(1)
--------------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                  LEVEL 1           LEVEL 2        LEVEL 3            TOTAL
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Equity contracts                              $   (387,601)             --             --        $   (387,601)
--------------------------------------------------------------------------------------------------------------

(1)Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2011         31

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended SEPTEMBER 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     11/28/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.